As filed with the Securities and Exchange Commission on October 13, 2006
                                                 File No. 333-_____________

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                  FORM N-14



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. ______
                      Post-Effective Amendment No. _______

                       (Check appropriate box or boxes)


                         THE WRIGHT MANAGED INCOME TRUST
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 (617) 482-8260
                       ----------------------------------
                        (Area Code and Telephone Number)

                  255 State Street, Boston, Massachusetts 02109
               ---------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 Alan R. Dynner
                  255 State Street, Boston, Massachusetts 02109
                ------------------------------------------------
                     (Name and Address of Agent for Service)

                       Copies to: Leonard A. Pierce, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective on November 13, 2006 pursuant to Rule 488 under the Securities Act of 1933.

                         THE WRIGHT MANAGED INCOME TRUST
                      Wright U.S. Government Near Term Fund
                           Wright Current Income Fund

                                                      November 13, 2006

                              IMPORTANT INFORMATION

Dear Shareholder:

         I am writing to inform you about a reorganization that will affect your investment in Wright U.S. Government Near Term Fund ("U.S. Government Near Term Fund" or "your fund"). Your fund's investment adviser, Wright Investors' Service, Inc. ("Wright"), manages two fixed income mutual funds that focus on your fund and Wright Current Income Fund ("Current Income Fund"), each a series of The Wright Managed Income Trust (the "Trust"). The enclosed prospectus contains information about the reorganization of your fund into Current Income Fund. As a result of the reorganization, you will receive shares of Current Income Fund equal in value to the value of your shares in U.S. Government Near Term Fund, and you will become a shareholder of Current Income Fund, which has investment goals and focus similar to your fund, but which is larger in size. Our hope is that this will enable the combined fund to invest more efficiently and to have the potential to realize expense savings in the future.

WHY IS THE REORGANIZATION TAKING PLACE?

         In approving the reorganization, the trustees of the Trust have determined that the reorganization is in the best interests of the shareholders of your fund. The trustees believe that reorganizing your fund into Current Income Fund offers you potential benefits, including the opportunity to be part of a fund with a similar objective and a larger asset size that may be better positioned in the market to increase asset size and achieve increased economies of scale. The larger portfolio of the combined fund may enable it to achieve better net prices on securities trades. In addition, each fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. Because Wright currently limits each fund's expenses as explained below, the combination of the funds is not expected to reduce expenses immediately but may increase the potential for cost savings in the future as the fixed expenses are spread over a larger pool of assets, reducing expenses on a per share basis. Without giving effect to the expense limitations, the combined fund would have a lower expense ratio than your fund.

NO IMPACT ON FUND FEES AND EXPENSES.

         No increase in management fees will result from the reorganization. Under a written agreement in effect through April 30, 2007, Wright limits your fund's operating expense to 0.95%, after custodian fee reductions, if any. After the reorganization, Wright will extend this contractual expense limitation to the combined fund through April 30, 2008, so your expenses will not increase above this limit through at least April 30, 2008, but Wright may eliminate it in the future after April 30, 2008. The pro forma gross expenses (i.e., before giving effect to the expense limitation) of the combined fund will be lower than U.S. Government Near Term Fund's current gross expenses. Because of the expense limitation, the pro forma net expenses (i.e., after giving effect to the expense limitation) are the same for both funds. That may benefit you if Wright terminates the expense limitation agreement in the future after April 30, 2008.

NO SHAREHOLDER ACTION REQUIRED.

         In accordance with the Trust's organizational documents and applicable law, no action is required by shareholders in order to effect the reorganization. Prior to the reorganization, you may purchase and redeem shares of U.S. Government Near Term Fund as usual in accordance with the procedures described in the enclosed prospectus for the fund. On or about December 8, 2006, U.S. Government Near Term Fund will transfer all of its assets and liabilities to Current Income Fund, and your shares in U.S. Government Near Term Fund will automatically be exchanged for shares of Current Income Fund. This will not be a taxable transaction for federal income tax purposes and you will not recognize gain or loss upon the exchange of your shares as part of this transaction. The basis of your shares in Current Income Fund will be the same as the basis of your U.S. Government Near Term Fund shares exchanged for Current Income Fund shares. You will receive confirmation of the transaction.

         If you have any questions or need additional information, please contact Wright Investors' Service Distributors, Inc. at (800) 888-9471.

                                                   Sincerely,

                                                   /s/ Peter M. Donovan
                                                   ---------------------
                                                   Peter Donovan
                                                   President and Trustee

                              INFORMATION STATEMENT
                    Of Wright U.S. Government Near Term Fund

                                   PROSPECTUS
                         for Wright Current Income Fund
                                November 13, 2006

                                255 State Street
                                Boston, MA 02109
                                 (800) 888-9471

         This combined information statement and prospectus (the "Information Statement/Prospectus") is being furnished to you because you are a shareholder of Wright U.S. Government Near Term Fund ("U.S. Government Near Term Fund" or "your fund"), a series of The Wright Managed Income Trust (the "Trust"). In connection with an Agreement and Plan of Reorganization (the "Agreement"), your fund will be reorganized into another series of the Trust, Wright Current Income Fund ("Current Income Fund" or the "Acquiring Fund and, together with U.S. Government Near Term Fund, the "funds"). In exchange for your shares of your fund, you will receive shares of Current Income Fund equal in value to the value of your shares in your fund.

         The Board of Trustees (the "Board") of the Trust determined that the reorganization is in the best interests of the funds and their respective shareholders, and that the interests of each fund's shareholders will not be diluted as a result of the reorganization. For federal income tax purposes, the reorganization will not result in income, gain or loss being recognized by your fund, Current Income Fund or the shareholders of your fund.

         This Information Statement/Prospectus sets forth concisely the information about Current Income Fund you should know before the reorganization and should be retained for future reference. It is both your fund's information statement and a prospectus for Current Income Fund. This Information Statement/Prospectus is being mailed on or about November 13, 2006 to U.S. Government Near Term Fund's shareholders of record as of the close of business on November 10, 2006 (the "Shareholders").

         Additional information (a) with respect to Current Income Fund is set forth in the Statement of Additional Information relating to and dated the date of this Information Statement/Prospectus, which is incorporated herein by reference and (b) with respect to the funds is contained in the prospectus dated May 1, 2006 included herein, as well as in the statement of additional information relating to and dated the date of such prospectus, which is incorporated therein by reference. A copy of the funds' Annual Report for the fiscal year ended December 31, 2005 was previously mailed to the shareholders of the funds on or about March 9, 2006. A copy of the funds' Semi-Annual Report for the period ended June 30, 2006 was previously mailed to the funds' shareholders on or about September 1, 2006 and is incorporated by reference herein. Additional copies of these documents may be obtained without charge by writing the Trust at 440 Wheelers Farms Road, Milford, Connecticut 06461 or calling
(800) 888-9471. These documents have also been filed with the Securities and Exchange Commission ("SEC") and are available on the SEC's website at www.sec.gov.

         No vote of the Shareholders will be taken with respect to the matters described in this Information Statement/Prospectus. THE TRUST IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE TRUST.

AS  WITH  ALL  MUTUAL  FUNDS,  THE SEC HAS NOT  APPROVED  OR  DISAPPROVED  THESE
SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS INFORMATION STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

         SUMMARY......................................................1

         THE REORGANIZATION...........................................9

         CAPITALIZATION..............................................11

         BOARD'S EVALUATION AND RECOMMENDATION.......................12

         OWNERSHIP OF SHARES OF THE FUNDS............................12

         EXPERTS.....................................................13

         AVAILABLE INFORMATION.......................................13

         Exhibit A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION....14

                                     SUMMARY

         THE REORGANIZATION AND THE AGREEMENT AND PLAN OF REORGANIZATION

         The Board has approved the Agreement, which provides for the reorganization of your fund into the Acquiring Fund. The Board has concluded that the reorganization is in the best interests of your fund and that interests of the shareholders of your fund will not be diluted as a result of the reorganization. Similarly, the Board has concluded that the reorganization is in the best interests of the Acquiring Fund and that interests of the shareholders of the Acquiring Fund will not be diluted as a result of the reorganization.

         Under the Agreement, your fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of your fund. You will receive shares of the Acquiring Fund equal in value to the value of your shares of your fund on the closing date of the reorganization. Following the closing of the Reorganization, your fund will then be dissolved. Wright Investors' Service, Inc. ("Wright") has agreed to pay for all of the expenses of the reorganization.

         The implementation of the reorganization is subject to a number of conditions set forth in the Agreement. Among the significant conditions is the receipt by your fund of an opinion of counsel to the effect that the reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund for federal income tax purposes as described further below. This description of the reorganization is qualified by reference to the full text of the form of the Agreement, which is attached as Exhibit A.

                  COMPARISON OF YOUR FUND TO THE ACQUIRING FUND

         The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein by reference. You should read carefully the entire Information Statement/Prospectus, including the form of Agreement and Plan of Reorganization (the "Agreement") attached as Exhibit A. In the table below if a row extends across the entire table, the policy disclosed applies to both funds. Please see "Comparison of Principal Risks of Investing in the Funds" after the table below for a comparison of the risks of investing in the funds.

----------------------------------------------------------------------------------------------------------------------

                           U.S. GOVERNMENT NEAR TERM FUND                  CURRENT INCOME FUND
                           (Your fund)                                     (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------
Business                   Each fund is a  diversified  series of the Trust,  an
                           open-end investment management company organized as a
                           Massachusetts business trust.
-----------------------------------------------------------------------------------------------------------------------
Net assets, as of
September 30, 2006         $12,766,195                                     $31,788,049
-----------------------------------------------------------------------------------------------------------------------

                                                 INVESTMENT INFORMATION

-----------------------------------------------------------------------------------------------------------------------

                           U.S. GOVERNMENT NEAR TERM FUND                  CURRENT INCOME FUND
                           (Your fund)                                     (Acquiring Fund)
-----------------------------------------------------------------------------------------------------------------------

Investment adviser `       Wright Investors' Service, Inc. ("Wright"), the funds' investment adviser, selects the funds'
and portfolio managers     investments and oversees the funds' operations.

                           An investment committee of senior officers controls the investment selections, policies and procedures of the funds. These officers are experienced analysts with different areas of expertise, and have over 204 years of combined service with Wright. The investment committee consists of the following members:

                           Committee Member                 Title                                       Joined Wright in
                           ---------------------------------------------------------------------------------------------
                           Peter M. Donovan, CFA            Chairman and Chief Executive Officer        1966
                                                            Chairman of the Investment Committee

                           Judith R. Corchard               Executive Vice President                    1960
                                                              -Investment Management
                                                            Senior Investment Officer

                           Michael F. Flament, CFA          Senior Vice President                       1972
                                                               - Investmentand Economic Analysis

                           James P. Fields, CFA             Senior Vice President                       1982
                                                             - Fixed Income Investments

                           Amit S. Khandwala                Senior Vice President                       1986
                                                               - International Investments

                           Charles T. Simko, Jr., CFA       Senior Vice President                       1985
                                                               - Investment Research

                           Anthony van Daalen, CFA          Senior Vice President                       2002
                                                               - Fixed Income Investments


----------------------------------------------------------------------------------------------------------------------------------
Investment objective       Your fund seeks a high level of income,         The acquiring fund seeks a high level of current
                           which is normally above that available from     income  consistent with moderate fluctuations of
                           short-term money market instruments or funds.   principal.

----------------------------------------------------------------------------------------------------------------------------------
                          Each fund's investment objective is non-fundamental and may be changed by the Board without shareholder approval.
----------------------------------------------------------------------------------------------------------------------------------

                           U.S. GOVERNMENT NEAR TERM FUND                  CURRENT INCOME FUND
                           (Your fund)                                     (Fund into which your fund is being reorganized)

-----------------------------------------------------------------------------------------------------------------------------------

Primary investments        Your fund invests at least 80% of its total assets   Your acquiring fund invests at least 80% of its
                           in U.S. government obligations and maintains         total assets primarily in debt obligations issued or
                           an average weighted maturity of  between one         guaranteed by the U.S. government or any of
                           and three years.                                     its  agencies or instrumentalities, mortgage-
                                                                                related securities of governmental or corporate
                                                                                issuers and corporate debt securities.

----------------------------------------------------------------------------------------------------------------------------------

                           U.S. government securities in which the funds may invest include:

                           o direct obligations of the U.S. government, such as bills, notes and bonds issued by the U.S. Treasury;

                           o obligations of U.S. government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities, including pass-through securities, of the GNMA
                             (Government National Mortgage Association)("Ginnie Maes") or the Export-Import Bank;

                           o obligations secured by the right to borrow from the U.S. Treasury; and

                           o obligations   backed   only  by  the  credit  of  a
                             government  agency  such as the  Federal  Home Loan
                             Bank,   Fannie  Mae  (Federal   National   Mortgage
                             Association)  and  Freddie Mac  (Federal  Home Loan
                             Mortgage Corporation).

                           Each fund may invest in mortgage-related securities, including collateralized mortgage obligations, issued by the U.S. government or one of its agencies or instrumentalities.

-----------------------------------------------------------------------------------------------------------------------------------

                                                 INVESTMENT INFORMATION

-----------------------------------------------------------------------------------------------------------------------------------

                                                                           The Acquiring Fund may invest in privately
                                                                           issued mortgage-related securities, including
                                                                           collateralized mortgage obligations,supported by
                                                                           mortgage collateral that is insured, guaranteed or
                                                                           otherwise backed by the U.S. government. The
                                                                           corporate debt securities in which the Acquiring
                                                                           fund may invest include commercial paper and
                                                                           other short-term instruments rated A-1 by
                                                                           Standard & Poor's Ratings Group or P-1 by
                                                                           Moody's Investors Service, Inc. and comparable
                                                                           unrated securities.
---------------------------------------------------------------------------------------------------------------------------------

Investment strategies      Wright allocates your fund's assets based on    Wright may allocate the Acquiring Fund's assets
                           its view of the economic outlook and expected   among different market sectors (such as agency
                           trend in short-term interest rates. For         securities, U.S.  government and U.S. Treasury
                           example, your fund may invest more heavily      securities, and corporate debt securities) with different
                           in shorter term securities when it expects an   maturities based on its view of the relative value of
                           increase in interest rates. Your fund's average each sector or maturity. The Acquiring Fund's average
                           maturity as of June 30, 2006 was 1.5 years      effective life as of June 30, 2006 was 6.7 years and its
                           and its duration was 1.3 years.                 duration was 4.4 years.

                           ------------------------------------------------------------------------------------------------------

                           In  buying  and  selling  securities  for each  fund, Wright  analyzes a  security's  structural features, current price  compared with its estimated  long-term price, and the credit quality of the issuer.

-----------------------------------------------------------------------------------------------------------------------------------

Benchmark                  Lehman U.S. Government 1-3 Year Bond Index      Lehman GNMA Backed Bond Index

-----------------------------------------------------------------------------------------------------------------------------------

Other investments          Each  fund  may  purchase   when-issued securities  and make  contracts  to  purchase or sell securities  for a fixed price at a future date beyond customary settlement time. Alternatively a fund may enter into offsetting  contracts for the forward sale of other securities that it owns.

-----------------------------------------------------------------------------------------------------------------------------------

Temporary  defensive      During periods of unusual market  conditions, when Wright believes that investing for temporary defensive
strategies                purposes  is appropriate,  all or a  portion  of each  fund's  assets  may be held in cash or invested in short-term  obligations without limit. Although a fund would do this to reduce losses,  defensive investments  may conflict with and hurt the fund's efforts to achieve its investment objective.
-----------------------------------------------------------------------------------------------------------------------------------

Diversification          Each fund is diversified, which means that, with respect to 75% of total assets, the fund cannot invest (i)
                         more than 5% of total assets in securities of a single issuer or (ii) in securities  representing  more than 10% of the outstanding voting securities of an issuer,  except obligations issued or guaranteed by the U.S.government, its agencies or instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------------

                           U.S. GOVERNMENT NEAR TERM FUND                  CURRENT INCOME FUND
                           (Your fund)                                     (Acquiring Fund)
-----------------------------------------------------------------------------------------------------------------------------------

Short-term trading      The funds do not intend to engage in trading for  short-term profits. However, portfolio turnover rates will vary.
----------------------------------------------------------------------------------------------------------------------------------

Certain Derivatives     The funds do not invest in the  residual collateralized   mortgage   obligations   of   CMO's,
                        stripped   mortgage-related   securities,   leveraged floating rate instruments or indexed securities.
----------------------------------------------------------------------------------------------------------------------------------

                                                              SHARES
-----------------------------------------------------------------------------------------------------------------------------------

                           U.S. GOVERNMENT NEAR TERM FUND                  CURRENT INCOME FUND
                           (Your fund)                                     (Acquiring Fund)
-----------------------------------------------------------------------------------------------------------------------------------

Sales charges and       The shares of both funds have the same characteristics and Rule 12b-1 fees structure.
Rule 12b-1 fees          o Shares are  offered  with no sales charges.
                         o Shares are subject to distribution and service fees of up to 0.25% of average daily net assets.
-----------------------------------------------------------------------------------------------------------------------------------

Buying shares           The procedures for buying shares of the Acquiring Fund are identical to those of your fund.  You may buy shares directly from the funds, from any investment firm that has a sales agreement with Wright Investors'
                        Service Distributors, Inc. ("WISDI"), the funds' distributor, or through a retirement plan.  You can buy shares at the public offering price, which is their net asset value.  You may use securities you own to purchase shares of a fund by delivering to the funds' custodian securities that meet the fund's investment objective and policies, have easily determined market prices and are otherwise acceptable.  The securities delivered must have a minimum aggregate value of $5,000.  Securities are valued at the date they are received by the funds. Please refer to your Shareholder  Manual for detailed instructions on how to buy fund shares.
------------------------------------------------------------------------------------------------------------------------------------

Minimum initial         The minimum initial investment for buying shares of the  Acquiring  Fund is identical to
investment              the minimum  initial  investment for your fund.  Your initial investment generally must be at least $1,000.
                        There is no minimum for subsequent investments.
-----------------------------------------------------------------------------------------------------------------------------------

Exchanging shares       The procedures for exchanging shares of the Acquiring Fund into any other Wright fund are identical to those of your fund.  Shares of the funds may be exchanged for shares of any other Wright fund as described in the funds' combined prospectus, dated May 1, 2006.  Please read that prospectus carefully before requesting an exchange.  The exchange of shares results in the sale of one fund's shares and the purchase of another, normally resulting in a gain or loss, and is therefore a taxable event for you.  You are limited to four "round-trip" exchanges each year. A round-trip exchange is an exchange of one fund into another Wright fund and then back into the original fund.  You will receive notice 60 days before the funds materially amend or terminate the exchange privilege.  For more information on exchanges, please refer to your Shareholder Manual.
----------------------------------------------------------------------------------------------------------------------------------

Selling shares          The procedures for selling shares of Acquiring Fund are  identical  to those of your  fund.  You may redeem or sell  shares  of the funds on any  business day. No  redemption  request  will be paid until your shares  have been paid for in full. If the shares to be redeemed were  purchased by check,  the redemption payment  will be  delayed  until  the  check has been collected, which may take up to 15 days from the date of purchase.  Telephone, mail and internet redemption  procedures are described in your Shareholder Manual.
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value         Each fund's net asset value is the value of its portfolio of securities plus any other assets minus  its  operating  expenses  and any  other liabilities. The funds calculate a net asset value for its shares every day the New York Stock  Exchange is open when regular  trading closes (generally 4:00
                        p.m. Eastern  time).  The  price  for the  purchase,redemption or exchange of fund shares is the next net asset value calculated after your order is received.
------------------------------------------------------------------------------------------------------------------------------------

Federal                 For federal income tax purposes, the reorganization  will not result in income,gain or loss being recognized
Income Tax              by your fund,  the Acquiring Fund or the shareholders  of your fund. For further  information  see "Federal
Consequences            Income Tax Consequences" below.
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

         The investment objective and investment strategies of your fund and the Acquiring Fund are as described in the comparison chart above. For information about each fund's investment objective and investment strategies, please refer to the comparison chart above.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         Because the funds have a similar investment objective and similar but not the same investment policies and strategies, the funds are generally subject to the same types of principal risks. However, as a result of differences in their investment objectives, policies and strategies, the risks associated with the Acquiring Fund may be greater for the reasons described below.

         These principal risks associated with an investment in the funds are:

         o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

         o    CREDIT  OR  DEFAULT  RISK:  An  issuer's   credit  rating  may  be
              downgraded or the issuer may be unable to pay principal and interest obligations.

         o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.

         o    EXTENSION   RISK:   When   interest   rates   rise,   the  life  a
              mortgage-related   security  is  extended   beyond  the   expected
              prepayment time, reducing the value of the security.

         Since the investment objective, policies and strategies of your fund are similar but not identical to those of Acquiring Fund, the funds are subject to different levels of these principal risks. The combined fund will have the same investment committee, objective, policies and strategies as the Acquiring Fund. Since both Acquiring Fund and your fund invest substantially in securities issued or backed by the U.S. government, the fund's exposure to credit risk is minimal. Historically, the Acquiring Fund invests predominantly in mortgage-related securities where timely payment of principal and interest is guaranteed by the U.S. government (such as Ginnie Mae securities), while your fund invests a greater portion of its assets in U.S. Treasury bills, notes and bonds and securities issued by U.S. government agencies, with a smaller portion of its investments in such mortgage-related securities. As a result of the Acquiring Fund's greater investment in mortgage-related securities, the credit risk of the Acquiring Fund is not as low as the credit risk of your fund. In addition, since mortgage-related securities such as Ginnie Maes are subject to prepayment and extension risks during times of falling or rising interest rates, the Acquiring Fund's significantly greater investment in mortgage-related securities subjects it to additional prepayment risk and extension risk. Finally, the duration of the Acquiring Fund is longer than the duration of your fund; this means that the Acquiring Fund has greater interest rate risk and potential change in price than your fund.

         The funds' yields may decline during times of falling interest rates. The funds cannot eliminate risk or assure achievement of their investment objectives and you may lose money.

                    OTHER CONSEQUENCES OF THE REORGANIZATION

THE FUNDS' FEES AND EXPENSES

         Shareholders of both funds pay various fees and expenses, either directly or indirectly. Your fund and the Acquiring Fund each pay a monthly management fee equal to Wright at the same rate of 0.45% of average daily net assets. Both funds also pay a 12b-1 fee at the same rate of 0.25% of average daily net assets. As discussed below, the estimated pro forma expenses of the combined fund after the contractual expense limitation will be 0.95%, which is your fund's current contractual expense limitation. The estimated pro forma gross expenses (i.e., without giving effect to the expense limitations) of the combined fund are lower than your fund's current gross expenses.

         The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each fund. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in either fund. The expenses appearing in the table below for each fund are based on the fund's expenses for the twelve-month period ended June 30, 2006. Future expenses may be greater (after expiration of the contractual expense limitation described above) or less. The table also shows the estimated ("pro forma") expenses of the combined fund assuming the reorganization occurred on June 30, 2006. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses but actual expenses may be greater or less than those shown.

                                                                                                        CURRENT INCOME FUND
                                                                                                           (Acquiring Fund)
                                                                                                         (PRO FORMA for the
SHAREHOLDER TRANSACTION FEES                   U.S. GOVERNMENT                                          combined fund for the
(PAID DIRECTLY FROM YOUR                        NEAR TERM FUND              CURRENT INCOME FUND            12-month period
INVESTMENT)                                        (Your fund)               (Acquiring Fund)           ended June 30, 2006)
-----------------------------------------------------------------------------------------------------------------------------------

Maximum sales charge (load)                        None                           None                          None

Maximum deferred sales charge (load)               None                           None                          None

Redemption fee                                     None                           None                          None

-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS) AS A %
OF AVERAGE DAILY NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------

Management Fee                                     0.45%                          0.45%                         0.45%

Distribution and Service (12b-1) Fees              0.25%                          0.25%                         0.25%

Other Expenses                                     0.93%                          0.61%                         0.55%

-----------------------------------------------------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses               1.63%                          1.31%                         1.25%

Less:  Fee Waiver and Expense Limitation         (0.68)%                        (0.36)%                       (0.30)%

Net Operating Expenses                             0.95%(1)                       0.95%(1)                      0.95%(1)

-----------------------------------------------------------------------------------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation under which Wright has contractually agreed to waive a portion of its advisory fee and/or distribution fees and assume operating expenses to the extent required to limit expenses to 0.95% of average daily net assets, after custodian fee reductions, if any. The contractual expense limitation agreement for your fund and the Acquiring Fund is currently through April 30, 2007. Wright has agreed to extend the contractual expense limitation agreement for the combined fund through April 30, 2008. There can be no assurance that Wright will extend the expense limitation beyond April 30, 2008.

EXAMPLE

         The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) your investment has a 5% return each year, (c) each fund's operating expenses remain the same, and (d) you redeem your shares after the end of each period. Pro forma expenses are included assuming a reorganization with your fund and the Acquiring Fund. The example also reflects the expense limitation agreement described above only through April 30, 2008. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

                                                                                                        CURRENT INCOME FUND
                                               U.S. GOVERNMENT                                           (Acquiring Fund)
NUMBER OF YEARS                                 NEAR TERM FUND              CURRENT INCOME FUND          (PRO FORMA for the
YOU OWN YOUR SHARES                                (Your fund)               (Acquiring Fund)              combined fund
-----------------------------------------------------------------------------------------------------------------------------------
1 Year                                             $97                            $97                           $97
3 Years                                           $303                           $303                          $303
5 Years                                           $525                           $525                          $525
10 Years                                        $1,166                         $1,166                        $1,166
-----------------------------------------------------------------------------------------------------------------------------------


COMPARISON OF FUND PERFORMANCE

         Set forth below is performance information for each fund, which indicates some of the risks of investing in each fund. The bar charts show how each fund's total return has varied from year to year for each full calendar year. The third table shows average annual total return (before and after taxes) for each fund over time as compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results. You should note that the investment committee of the combined fund after the reorganization will be the same as your fund's and the Acquiring Fund's investment committee. However, the investment objective and policies of your fund are similar, but not identical, to the investment objective, policies and strategies of the Acquiring Fund, which causes the funds to have different risk/return profiles. Both your fund and the Acquiring Fund benefited from an expense limitation agreement during various periods. In the absence of such expense limitation agreement, the funds' performance would have been lower.

             ANNUAL RETURN OF CURRENT INCOME FUND (ACQUIRING FUND)*
                            (Years ended December 31)

--------------------------------------------------------------------------------------------------------------
12.00%
--------------------------------------------------------------------------------------------------------------
10.00%                                    10.31%
---------------------------------------------------------------------------------------------------------------
8.00%          8.56%                              7.18%    7.70%
---------------------------------------------------------------------------------------------------------------
6.00%                    6.51%
---------------------------------------------------------------------------------------------------------------
4.00%  4.35%
---------------------------------------------------------------------------------------------------------------
2.00%                                                                       3.29%
---------------------------------------------------------------------------------------------------------------
0.00%                            0.52%                              1.73%             1.76%
---------------------------------------------------------------------------------------------------------------
       1996     1997    1998     1999     2000     2001    2002     2003     2004     2005


*The Acquiring  Fund's  year-to-date  return as of September 30, 2006 was 2.63%.
During the period shown in the bar chart, the Acquiring Fund's highest quarterly return was 3.80% for the quarter ended September 30, 2001, and the lowest quarterly return was -1.21% for the quarter ended June 30, 1999.


           ANNUAL RETURN OF U.S. GOVERNMENT NEAR TERM FUND (YOUR FUND)**
                            (Years ended December 31)

-------------------------------------------------------------------------------------------------------------
7.00%
--------------------------------------------------------------------------------------------------------------
6.00%                                        6.94%    6.82%
--------------------------------------------------------------------------------------------------------------
5.00%             5.93%    5.90%                              5.42%
---------------------------------------------------------------------------------------------------------------
4.00%
---------------------------------------------------------------------------------------------------------------
3.00%   3.94%
---------------------------------------------------------------------------------------------------------------
2.00%
---------------------------------------------------------------------------------------------------------------
1.00%                               1.91%                                                1.01%
---------------------------------------------------------------------------------------------------------------
0.00%                                                                    0.61%   0.43%
---------------------------------------------------------------------------------------------------------------
         1996     1997    1998     1999     2000     2001     2002       2003    2004      2005


**Your fund's year-to-date return as of September 30, 2006 was 2.53%. During the period shown in the bar chart, your fund's highest quarterly return was 2.87%
for the quarter ended June 30, 1998, and the lowest quarterly return was -1.22% for the quarter ended June 30, 2004.

Note: The scale of the bar charts for the Acquiring Fund and for your fund is different; so any comparison should be based on the annual total return numbers reflected in the bar charts.

                          AVERAGE ANNUAL TOTAL RETURNS
                    (For the periods ended December 31, 2005)

                                                                     1 Year               5 Years              10 Years
----------------------------------------------------------------------------------------------------------------------------------

CURRENT INCOME FUND (ACQUIRING FUND)
     Return Before Taxes                                              1.76%                 4.30%                 5.14%
     Return After Taxes on Distributions (1)                         -0.02%                 2.11%                 2.76%
     Return After Taxes on Distributions and Sale of Fund Shares (1) -0.02%                 2.11%                 2.76%

LEHMAN GNMA BACKED BOND INDEX (2)                                     3.21%                 5.43%                 6.19%
     (reflects no deduction for fees, expenses or taxes)

U.S. GOVERNMENT NEAR TERM FUND (your fund)
     Return Before Taxes                                              1.01%                 2.82%                 3.87%
     Return After Taxes on Distribution (1)                          -0.18%                 1.47%                 2.06%
     Return After Taxes on Distributions and Sale of Fund Shares (1) -0.18%                 1.47%                 2.06%

LEHMAN U.S. GOVERNMENT 1-3 YEAR BOND INDEX
     (reflects no deduction for fees, expenses or taxes) (2)          1.73%                 3.83%                 4.89%

-----------------------------------------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 (2) The Lehman GNMA Backed Bond Index, an unmanaged index that generally indicates the performance of government and corporate mortgage-backed bond markets, and the Lehman U.S. Government 1-3 year Bond Index, an unmanaged index that generally indicates the performance of the U.S. government short duration bond market, are for reference only and do not mirror the funds' investments.

                               THE REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

         The Board has approved the Agreement regarding the reorganization of your fund into the Acquiring Fund, a copy of which is attached to this Information Statement/Prospectus as Exhibit A and incorporated herein by the reference. The description of the Agreement contained herein is qualified in its entirety by the attached copy.

THE REORGANIZATION

         The Agreement provides for the reorganization on the following terms:

          o The reorganization is scheduled to occur on the close of business on December 8, 2006, but may occur on such later date as the Board determines. Your fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to the Acquiring Fund's portfolio. The net asset value of both funds will be computed as of the close of regular trading on the New York Stock Exchange on the reorganization date.

          o The Acquiring Fund will issue shares to your fund with a value equal to the net assets attributable to your fund's shares. As part of the liquidation of your fund, these shares will immediately be distributed to shareholders of record of your fund so that you will receive shares in the Acquiring Fund with a value equal to the value of your shares of your fund on the reorganization date. As a result, shareholders of your fund will become shareholders of the Acquiring Fund.

          o After the shares are issued, the existence of your fund will be terminated.

REASONS FOR THE REORGANIZATION

         At a meeting held on October 6, 2006, the Board approved the Agreement on behalf of your fund. The Board also determined that the reorganization is in the best interests of your fund and that the interests of shareholders of your fund will not be diluted as a result of the reorganization. The Board believes that the reorganization will be advantageous to the shareholders of your fund for several reasons. The Board considered the following matters, among others, in approving the proposal:

         FIRST, after the reorganization, the combined fund will have an asset size larger than that of your fund, which may allow the combined fund to achieve economies of scale in investments or expenses and be better positioned in the market to increase asset size.

         SECOND, the combined fund will have a similar, although different, investment objective and similar, although different, investment policies and strategies as your fund. The combined fund will have the same investment committee and a similar portfolio composition to that of your fund.

         THIRD, no increase in management fee, as a percentage of average daily net assets, will occur as a result of the reorganization.

         FOURTH, the pro forma gross expenses (i.e., without giving effect to the expense limitation) of the combined fund will be lower than your fund's current gross expenses. Because of the expense limitation, the pro forma net expenses (i.e., giving effect to the expense limitation) are the same for both funds.

         FIFTH, for federal income tax purposes, the reorganization will not result in income, gain, or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund (as further discussed below).

         SIXTH, the shareholder services and privileges available to the Acquiring Fund are the same as those available to your fund, and the service providers to the Acquiring Fund are the same as the service providers to your fund.

         The Board considered that Wright will pay all of the expenses of the funds associated with the preparation, printing and mailing of any shareholder communications, including this Information Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization. In addition, the Board considered that Wright advised the board that it does not anticipate that the reorganization will result in any decline in the level of investment advisory services from that historically provided to the funds.

         The Board also considered that the funds' investment adviser and principal distributor will benefit from the reorganization. Wright may be able to increase the combined fund's assets at a faster rate than would otherwise be possible if your fund continued to operate separately from the Acquiring Fund and compete with the Acquiring Fund for investors. Also, as a percentage of average daily net assets, the combined fund's gross expenses are expected to be lower than either fund's gross expenses. Such a growth in asset size benefits Wright by increasing its management fees and accelerating the point at which management of the combined fund is profitable to Wright and lowers its cost to cap the funds' expenses. In particular, because the total expenses of the funds are currently above the expense limitation, and on a pro forma basis after the reorganization will be above the expense limitation, any expense savings as a result of the reorganization will accrue to Wright until such future time, if any, as the combined funds expenses are below any expense limitation.

         The Board further considered that the reorganization presents an attractive opportunity for the shareholders of each fund to become investors in a combined fund that has a larger asset size than either fund alone, without any obligation on the fund to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both funds and their shareholders.

         In addition, the Board considered possible alternatives to the reorganization, including maintaining the status quo and the possibility of liquidating your fund or merging your fund into a fund different than the Acquiring Fund. The Board, however, determined that the opportunity presented by the reorganization and the factors in favor of the reorganization made the reorganization more compelling than these alternatives. For the reasons stated above and other factors considered by the Board, the Board determined that the reorganization is in the best interests of your fund and its shareholders.

TAX STATUS OF THE REORGANIZATION

         The reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, your fund or the shareholders of your fund. Consummation of the reorganization is subject to the condition that your fund and the Acquiring Fund receive an opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Trust, substantially to the effect that the reorganization will be a "reorganization" within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         As a result, with respect to the reorganization, for federal income tax purposes:

         o the shareholders of your fund will recognize no gain or loss upon their receipt of shares of the Acquiring Fund;

         o the aggregate tax basis of the Acquiring Fund's shares received by each shareholder of your fund will equal the aggregate tax basis of your fund's shares surrendered by that shareholder in the reorganization;

         o the holding periods of the Acquiring Fund's shares received by each shareholder of your fund will include the holding periods of your fund's shares surrendered by that shareholder in the reorganization, provided that your fund's shares are held by that shareholder as capital assets on the date of the exchange;

         o your fund will not recognize any gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for your fund's shares and the assumption of liabilities of your fund, or
              (b) upon the distribution of those shares to the shareholders of your fund;

         o the Acquiring Fund will not recognize any gain or loss upon the receipt of the assets of your fund in exchange for shares of the Acquiring Fund and the assumption of the liabilities of your fund;

         o the tax basis in the hands of the Acquiring Fund of each asset of your fund transferred to the Acquiring Fund in the reorganization will be the same as the basis of that asset in the hands of your fund immediately before the transfer; and

         o the holding period in the hands of the Acquiring Fund of each asset of your fund transferred to the Acquiring Fund in the reorganization will include the period during which that asset was held by your fund.

         In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquiring Fund and your fund.

         No ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

         The foregoing discussion does not address certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction.

         You should consult your own adviser for the particular tax consequences to you of the reorganization, including the applicability of any state, local or foreign tax laws.

ADDITIONAL TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

         CONDITIONS TO CLOSING THE REORGANIZATION. The obligation of your fund to consummate the reorganization is subject to the satisfaction of customary conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement, and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

         The obligation of the Acquiring Fund to consummate the reorganization is subject to the satisfaction of customary conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 8).

         The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 9).

         TERMINATION OF AGREEMENT. The Board may terminate the Agreement at any time before the reorganization date if the Board believes that proceeding with the reorganization would no longer be advisable.

         EXPENSES OF THE REORGANIZATION. Wright will pay the expenses of both funds in connection with the reorganization, including the costs of printing, mailing, legal fees and accounting fees.

                                 CAPITALIZATION

         The following table sets forth the capitalization of each fund as of September 30, 2006, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. When the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between September 30, 2006 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

                                                                         September 30, 2006
                                                                                                         CURRENT INCOME FUND
                                                                                                           (Acquiring Fund)
                                           U.S. GOVERNMENT NEAR TERM FUND   CURRENT INCOME FUND            (PRO FORMA for the
                                                   (Your fund)               (Acquiring Fund)                 combined fund
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                         $12,766,195                    $31,788,049                   $44,554,244
Net Asset Value Per Share                                $9.78                          $9.50                         $9.50
Shares Outstanding                                   1,304,970                      3,347,038                     4,690,848

---------------------------------------------------------------------------------------------------------------------------------

         It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by your fund on the closing date of the reorganization. The table should not be relied upon to determine the amount of the Acquiring Fund's shares that will actually be received and distributed.

                      BOARD'S EVALUATION AND RECOMMENDATION

         For the reasons described above, the Board, including a majority of the trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended ("the independent trustees"), approved the reorganization. In particular, the Board determined that the reorganization is in the best interests of your fund and that the interests of your fund's shareholders will not be diluted as a result of the reorganization. Similarly, the Board, including the independent trustees, approved the reorganization on behalf of the Acquiring Fund. The Board also determined that the reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's shareholders will not be diluted as a result of the reorganization.

                        OWNERSHIP OF SHARES OF THE FUNDS

As of September 30, 2006, the following persons owned of record or, to the knowledge of each fund, beneficially 5% or more of the outstanding shares of Current Income Fund or U.S. Government Near Term Fund as indicated in the table below:

                            As of September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Percentage of
                                                                            Actual Percentage           Current Income Fund
                                             Actual Percentage             of U.S. Government                Owned Assuming
Shareholder Name                             of Current Income               of Net Term Fund             Completion of the
and Address                                         Fund Owned                          Owned                Reorganization
-----------------------------------------------------------------------------------------------------------------------------------

Charles Schwab & Co Inc.,                          6.66%                                                        4.75%
Mutual Funds Dept.
San Francisco, CA  94104

-----------------------------------------------------------------------------------------------------------------------------------

Jupiter & Co                                       7.53%                                                        5.37%
c/o Investors Bank & Trust
Boston, MA    02117

-----------------------------------------------------------------------------------------------------------------------------------

Lynn M. Phelps MD                                  5.72%                                                        4.08%
Pueblo West, CO 81007

-----------------------------------------------------------------------------------------------------------------------------------

Farmers Merchants                                  5.81%                                                        4.14%
Meridian, ID 83642

----------------------------------------------------------------------------------------------------------------------------------

First County Bank                                                                10.10%                         2.90%
Stamford, CT 06901

-----------------------------------------------------------------------------------------------------------------------------------

Hudson Savings Bank                                5.29%                          8.43%                         6.19%
Hudson, MA 01749

-----------------------------------------------------------------------------------------------------------------------------------

Counsel Trust/Plumbers Local                                                      9.40%                         2.70%
Pittsburgh, PA 15222

----------------------------------------------------------------------------------------------------------------------------------

Ruane & Co - TR Paul                                                              9.50%                         2.73%
Ithaca, NY 14851

-----------------------------------------------------------------------------------------------------------------------------------


As of September 30, 2006, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

                                     EXPERTS

         The financial statements and the financial highlights of the funds for the fiscal year ended December 31, 2005 are incorporated by reference into this Information Statement/Prospectus from the combined prospectus of the funds, dated May 1, 2006. The financial statements and financial highlights for each fund as of and for the year ended December 31, 2005 have been independently audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing. The unaudited financial statements and financial highlights of your fund, appearing in your fund's 2006 semi-annual report, are also incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus.

                              AVAILABLE INFORMATION

         Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and files reports, prospectuses and other information with the SEC. These reports, prospectuses and other information filed by the funds can be inspected and copied (for a duplication fee at prescribed rates) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                   EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of [_______], 2006, between Wright Current Income Fund (the "Acquiring Fund") and Wright U.S. Government Near Term Fund (the "Acquired Fund"), each a series of The Wright Managed Income Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at 255 State Street, Boston, MA 02109. Wright Investors' Service, Inc. (the "Adviser") is a party to this Agreement solely for the purposes of its obligations set forth in paragraph 10.2 and paragraph 12.2.

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury regulations promulgated thereunder. The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (i) the issuance of shares of beneficial interest of the Acquiring Fund with an aggregate net asset value that corresponds to the aggregate net asset value of the outstanding shares of the Acquired Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund (the "Assumed Liabilities"), on the closing date set forth below (the "Closing Date"), and (b) the distribution by the Acquired Fund, on the Closing Date, or as soon thereafter as practicable, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, Acquiring Fund and the Acquired Fund are each series of the same registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

         WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction; and

         WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1 TRANSFER OF ASSETS BY ACQUIRED FUND; ISSUANCE OF SHARES AND ASSUMPTION OF LIABILITIES BY ACQUIRING FUND. Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and payable or being contested in good faith and contractual restrictions on the transfer of the acquired assets), and the Acquiring Fund agrees in exchange therefor: (a) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, with an aggregate net asset value ("NAV") equal to the aggregate NAV of the Acquired Fund Shares, as determined in the manner set forth in paragraph 2; and (b) to assume the Assumed Liabilities, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2 ASSETS TO BE ACQUIRED; INVESTMENTS BY ACQUIRED FUND PENDING CLOSING. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest and other receivables, cash, cash equivalents, deferred or prepaid expenses, goodwill, contractual rights (whether absolute or contingent, known or unknown) of the Acquired Fund, all other tangible and intangible property owned by the Acquired Fund and originals or copies of all books and records of the Acquired Fund.

         (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of this Agreement. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Acquired Fund, if required by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if required by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. The Acquired Fund reserves the right to sell any of these securities and other assets (except to the extent sales may be limited by representations of the Acquired Fund made in connection with the issuance of the tax opinion provided for in paragraph 9.4 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest and shall not acquire, without the consent of the Acquiring Fund, any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

1.3 ASSUMED LIABILITIES; CLOSING STATEMENT. The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement. The Acquired Fund shall prepare an unaudited statement of assets and liabilities (the "Closing Statement"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles ("GAAP") consistently applied from the prior audited period, including a calculation of the net assets of the Acquired Fund as of the close of business on the Closing Date.

1.4 LIQUIDATION OF ACQUIRED FUND; Distribution of Acquiring Fund Shares. On the Closing Date or as soon thereafter as is practicable, the Acquired Fund shall liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the Acquired Fund instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders (as provided to the Acquiring Fund by the Acquired
Fund) and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although any share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 1.1. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

1.5 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the time of issuance shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6 ACQUIRED FUND REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund with respect to the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.7 TERMINATION OF ACQUIRED FUND. The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated as a series of the Trust under the laws of the Commonwealth of Massachusetts and in accordance with the Declaration of Trust and By-Laws of the Acquired Fund.

2.       VALUATION

2.1 VALUE OF ASSETS OF THE ACQUIRED FUND. The value of the assets of the Acquired Fund to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Information Statement/Prospectus and statement of additional information of the Acquired Fund as in effect on the date hereof.

2.2 NAV OF ACQUIRING FUND SHARES. The NAV of the Acquiring Fund Shares shall be computed as of the Valuation Date, using the valuation procedures set forth in the Information Statement/Prospectus and statement of additional information of the Acquiring Fund as in effect on the date hereof.

2.3 COMPUTATION BY WRIGHT. All computations of value shall be made by the Adviser, or its agent, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund and with the Information Statement/Prospectus and statement of additional information for each such Fund.

3.       CLOSING AND CLOSING DATE

3.1 CLOSING DATE AND PLACE. The Closing Date shall be December 8, 2006, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Eastern time) at the offices of the Funds at 255 State Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

3.2 DELIVERY OF ASSETS BY ACQUIRED FUND. Any portfolio securities that are held other than in book entry form in the name of Investors Bank & Trust Company ("IBT") as custodian and record holder for the Acquired Fund ("Acquired Fund Custodian") shall be presented by the Acquired Fund to IBT as custodian for the Acquiring Fund ("Acquiring Fund Custodian") for examination no later than three business days preceding the Valuation Date. The Acquiring Fund may, in its discretion, reject any securities if it reasonably believes that its acquisition of such securities would violate its investment policies and restrictions. The portfolio securities and due bills of the Acquired Fund shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund at the Closing duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. Delivery of portfolio securities held of record by the Acquired Fund Custodian in book entry form on behalf of the Acquired Fund to the Acquiring Fund shall be effected by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the records of the Acquiring Fund Custodian in accordance with the customary practices of IBT, as custodian, and each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended. Any cash shall be delivered by wire in federal funds to an account of the Acquiring Fund specified by the Acquiring Fund.

3.3 ACQUIRED FUND CUSTODIAN CERTIFICATE WITH RESPECT TO DELIVERY OF ASSETS. IBT, custodian for the Acquired Fund, shall deliver at or as soon as possible after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

3.4 TRADING RESTRICTION ON SCHEDULED VALUATION DATE. In the event that on the Valuation Date (a) the primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such market shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, it is advisable that the Closing Date be postponed, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 ACQUIRED FUND SHAREHOLDER LIST. The Acquired Fund shall deliver to the Acquiring Fund at the Closing (or, if not reasonably available at the Closing, as soon as practicable thereafter) a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified by the President, Executive Vice President or Treasurer of the Acquired Fund as being an accurate record of the information (i) provided by Acquired Fund Shareholders or (ii) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers.

3.6 ACQUIRING FUND SHARES CREDITED TO ACQUIRED FUND. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.       LIQUIDATION AND TERMINATION OF ACQUIRED FUND

4.1 LIQUIDATING DISTRIBUTION. As soon as practicable after the Closing, the Acquired Fund shall liquidate and distribute pro rata to the Acquired Fund Shareholders the Acquiring Fund Shares received pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of the Acquired Fund to open accounts on the share records in the names of Acquired Fund Shareholders, as delivered to the Acquiring Fund on the Closing Date in accordance with paragraph 3.5, and representing the respective pro rata entitlement of each Acquired Fund shareholder at the time of the Closing. As provided in paragraph 1.4, each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date.

4.2 CLOSE OF ACQUIRED FUND SHARE TRANSFER BOOKS. In connection with such liquidating distributions, (a) the Acquiring Fund shall not deliver certificates representing its shares, (b) the share transfer books of the Acquired Fund shall be permanently closed as of the Closing Date, and (c) arrangements satisfactory to the Acquiring Fund, acting reasonably, shall be made to restrict the further transfer of the Acquired Fund's shares.

4.3 TERMINATION OF ACQUIRED FUND AS SERIES OF TRUST. As soon as practicable after the liquidation of the Acquired Fund, the Acquired Fund shall terminate its existence as a series of a business trust under the laws of the Commonwealth of Massachusetts and in accordance with the Declaration of Trust and By-Laws of the Trust.

5.       REPRESENTATIONS AND WARRANTIES

5.1 REPRESENTATIONS AND WARRANTIES BY ACQUIRED FUND. The Acquired Fund represents and warrants to the Acquiring Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

         (a) The Acquired Fund is a series of the Trust, which is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

         (b) The Acquired Fund is a series registered investment company classified as a management company of the open-end type, and the Trust's registration with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is in full force and effect;

         (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement in respect of the Acquired Fund will not result, in a violation of its Declaration of Trust or By-Laws or in material violation of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound. The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

         (d) Except as specifically disclosed on Schedule 5.1(d) or included in the calculation of NAV on the Valuation Date, all material contracts or other commitments (other than this Agreement) with respect to the Acquired Fund will be terminated without liability to either the Acquired Fund or to the Acquiring Fund on or prior to the Closing Date;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Fund. The Acquired Fund knows of no facts which might form the basis for institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated or would be binding on the Acquiring Fund as the successor to the Acquired Fund;

         (f) The financial statements of the Acquired Fund as of December 31, 2005 and for the fiscal year then ended have been audited by Deloitte & Touche LLP, a registered independent public accounting firm, and such financial statements have been prepared in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired fund as of the date thereof required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein. The financial statements of the Acquired Fund as of June 30, 2006 and for the six-month period then ended have been prepared in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended; and all known liabilities, whether actual or contingent, of the Acquired fund as of the date thereof required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein;

         (g) Since June 30, 2006, except as disclosed on a schedule to this Agreement or specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. Solely for the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

         (h) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not taken any action, or failed to take any action, which has caused or will cause the Acquired Fund to fail to qualify for such favorable tax treatment as a regulated investment company under the Code. The Acquired Fund has not been notified that any tax return or other filing of the Acquired Fund has been reviewed or audited by any federal, state, local or foreign taxing authority, except as set forth on Schedule 5.1.

                  (A) Within the times and in the manner prescribed by law, the Acquired Fund shall have properly filed all federal, state and local tax returns required by law to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

                  (B) The Acquired Fund shall have timely paid, in the manner prescribed by law, all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

                  (C) All tax returns filed or to be filed by the Acquired Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any tax return that was not filed and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

                   (D) The  Acquired  Fund has not and will not have  waived  or extended any applicable statute of limitations relating to the assessment or collection of federal, state, local or foreign taxes; and

                  (E)  The  Acquired   Fund  has  not  been  notified  that  any
                  examinations of the federal, state, local or foreign tax returns of the Acquired Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

         (i) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. To the Acquired Fund's knowledge, all of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

         (j) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act, other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Fund;

         (k) The Trust on behalf of the Acquired Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquired Fund has been duly authorized by all necessary action on the part of the Trust's Board of Trustees, and assuming due authorization, execution and delivery by the Trust on behalf of the Acquiring Fund, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (l) Any information furnished by the Acquired Fund for use in registration statements and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

         (m) Except as set forth on Schedule 5.1 and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

         (n) To the Acquired Fund's knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

         (o) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with all applicable laws, rules and regulations, including without limitation, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Securities Exchange Act of 1934 (the "Exchange Act"), state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund, and, immediately prior to the Closing, will have calculated its NAV in accordance with the Acquired Fund's registration statement. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

         (p) The Acquired Fund has previously provided to the Acquiring Fund (and will at the Closing provide an update through the Closing Date of such information) with data which supports a calculation of the Acquired Fund's total return and yield for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD; and

         (q) The prospectus of the Acquired Fund dated May 1, 2006, and any amendments or supplements thereto, previously furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and
Dorr LLP at the Closing pursuant to paragraph 8.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.2 REPRESENTATIONS AND WARRANTIES BY ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

         (a) The Acquiring Fund is a series of the Trust, a business trust which is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

         (b) The Acquiring Fund is a series registered investment company classified as a management company of the open-end type, and the Trust's registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

         (c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date and the prospectus and statement of additional information of the Acquiring Fund included therein will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and will not as of its date and as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

         (d) The Acquiring Fund is not, and its execution, delivery and performance of this Agreement will not result, in violation of its Declaration of Trust or By-Laws or in material violation of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which it is a party or by which it is bound. The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

         (f) The financial statements of the Acquiring Fund as of December 31, 2005 and for the fiscal year then ended have been audited by Deloitte & Touche LLP, a registered independent public accounting firm, and such financial statements have been prepared in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date or the results of its operations for the period then ended; and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein.

         (g) Since June 30, 2006, except as disclosed on a schedule to this Agreement or specifically disclosed in the Acquiring Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. Solely for the purposes of this subparagraph (g), a decline in NAV per share of the Acquiring Fund arising out of its normal investment operations or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

         (h) The Trust on behalf of the Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Fund has been duly authorized by all necessary action, if any, on the part of the Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Trust on behalf of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (i) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, are duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable and will conform in all material respects to the description thereof contained in the Acquiring Fund's registration statement on Form N-14; the Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

         (j) The information to be furnished by the Acquiring Fund for use in the prospectus and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

         (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date. The Acquiring Fund has not taken any action, which has caused or will cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code. The Acquiring Fund has not been notified that any tax return or other filing of the Acquiring Fund has been reviewed or audited by any federal, state, local or foreign taxing authority. Except as set forth on Schedule 5.1

                  (A) Within the times and in the manner prescribed by law, the Acquiring Fund shall have properly filed all federal, state and local tax returns required to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

                  (B) The Acquiring Fund shall have timely paid, in the manner prescribed by law, all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

                  (C) All tax returns filed or to be filed by the Acquiring Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any tax return that was not filed and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

                  (D) The Acquiring Fund has not and will not have waived or extended any applicable statute of limitations relating to the assessment or collection of federal, state, local or foreign taxes; and

                  (E) The Acquiring Fund has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquiring Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

         (l) The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with all applicable laws, rules and regulations, including, without limitation, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquiring Fund, and, immediately prior to the closing, will have calculated its NAV in accordance with the Acquiring Fund's registration statement;

         (m) The Acquiring Fund Shares to be issued pursuant to this Agreement shall on the Closing Date be duly registered under the Securities Act by a registration statement on Form N-14 of the Acquiring Fund then in effect and qualified for sale under the applicable state securities laws;

         (n) Except as set forth on Schedule 5.2 and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

         (o) To the Acquiring Fund's knowledge all of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities; and

         (p) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to paragraph 7.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

6.       COVENANTS OF EACH OF THE PARTIES

6.1 ORDINARY COURSE PENDING CLOSING. The Acquired Fund and the Acquiring Fund will operate its respective business in the ordinary course between the date hereof and the Closing Date, except, in the case of the Acquired Fund, as contemplated by paragraph 1.2(b). It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 9.5 hereof), in each case payable either in cash or in additional shares.

6.2 FORM N-14. Each of the Acquired Fund and the Acquiring Fund will use reasonable efforts to promptly prepare and file with the Commission a registration statement on Form N-14 relating to the transactions contemplated by this Agreement.

6.3 DISTRIBUTION OF ACQUIRING FUND SHARES IN LIQUIDATION ONLY. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.4 INFORMATION REGARDING ACQUIRED FUND SHAREHOLDERS. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

6.5 FURTHER ASSURANCES. Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.6 CLOSING STATEMENT. The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Closing Statement, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within [90] days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the Treasurer or Assistant Treasurer of the Acquired Fund.

6.7 ACQUIRED FUND INFORMATION FOR FORM N-14. The Acquired Fund shall provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus to be included in the Acquiring Fund's registration statement on Form N-14, in compliance with the Securities Act, the Exchange Act and the Investment Company Act in connection with the transactions contemplated herein.

6.8 ACQUIRED FUND E&O INSURANCE. The Acquired Fund shall maintain errors and omissions insurance covering management of the Acquired Fund prior to and including the Closing Date.

6.9 TAX COMPLIANCE. Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

7.1 ACQUIRING FUND REPRESENTATIONS AND WARRANTIES. All representations and warranties made in this Agreement by the Acquiring Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 ACQUIRING FUND OFFICER'S CERTIFICATE. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by the Acquiring Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

7.3 ACQUIRING FUND TAX REPRESENTATION CERTIFICATE. The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP, concerning certain tax-related matters with respect to the Acquiring Fund.

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

8.1 ACQUIRED FUND REPRESENTATIONS AND WARRANTIES. All representations and warranties made in this Agreement by the Acquired Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

8.2 ACQUIRED FUND ASSET AND LIABILITIES STATEMENT. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities showing the federal tax bases and holding periods as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

8.3 ACQUIRED FUND OFFICER'S CERTIFICATE. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by the Acquired Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

8.4 ACQUIRED FUND, TAX REPRESENTATION CERTIFICATE. The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, concerning certain tax-related matters with respect to the Acquired Fund.

9.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 NO PROCEEDINGS. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.2 CONSENTS. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may for itself waive any of such conditions;

9.3 REGISTRATION STATEMENT EFFECTIVE. The Acquiring Fund's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

9.4 TAX OPINION. The parties shall have received the opinion of Wilmer Cutler Pickering Hale and Dorr LLP, dated the Closing Date, satisfactory to the Acquired Fund and the Acquiring Fund and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code; and

9.5 DISTRIBUTION BY ACQUIRED FUND OF INCOME AND CAPITAL GAINS. The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carry forward, for its taxable year ending on the Closing Date.

10.      BROKERAGE FEES AND EXPENSES

10.1 NO BROKER FEES. Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 EXPENSES. The Adviser will pay all expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the prospectus). Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 ENTIRE AGREEMENT. The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraphs 6.9 and 7.7 hereof and that this Agreement constitutes the entire agreement between the parties.

11.2 SURVIVAL. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

12.      TERMINATION

12.1 TERMINATION. This Agreement may be terminated at any time prior to the Closing Date by: (a) the mutual agreement of the Acquired Fund and the Acquiring Fund; (b) by resolution of the board of trustees of the Trust if circumstances should develop that in the good faith opinion of such board, make proceeding with the Agreement not in the best interest of either fund or its shareholders;
(c) any party in the event that the other party hereto shall breach any material representation, warranty or agreement contained herein to be performed at or prior to the Closing Date and has not cured such breach within 10 days after of notice thereof; or (d) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

12.2 EXPENSES UPON TERMINATION. In the event of any such termination, there shall be no liability for damages on the part of any party hereto or the Trust's Trustees or officers to the other party, and the Adviser will pay all expenses in connection with preparation of this Agreement and the contemplated Reorganization, subject only to the last sentence of paragraph 10.2.

13.      AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund.

14.      NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by telecopy or prepaid certified mail addressed to the Acquired Fund and the Acquiring Fund at 440 Wheelers Farms Road, Milford, Connecticut 06460.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 HEADINGS. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 COUNTERPARTS. This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

15.3 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

15.4 SUCCESSORS AND ASSIGNS. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 BINDING ON TRUST ONLY. It is expressly agreed that the obligations of the Acquiring Fund and the Acquired Fund shall not be binding upon any of their Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Declaration of Trust. The execution and delivery of this Agreement have been authorized by the board of trustees of the Trust on behalf of each of the Acquiring Fund and the Acquired Fund, and this Agreement has been executed on behalf of the Acquired Fund and the Acquiring Fund by authorized officers acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attested:
                                             THE WRIGHT MANAGED INCOME TRUST,
                                             on behalf of its series
                                             WRIGHT CURRENT INCOME FUND


By:  _________________________________      By: _____________________________

Name:                                       Name:
Title:                                      Title:


Attested:

                                            THE WRIGHT MANAGED INCOME TRUST,
                                            on behalf of its series
                                            WRIGHT U.S.GOVERNMENT NEAR TERM FUND



By:   _________________________________     By: ______________________________
Name:                                       Name:
Title:                                      Title:
                                            Wright Investors' Service, Inc.is
                                            a party to this Agreement solely for
                                            the purposes of paragraph 10.2
                                            and paragraph 12.2


                                            WRIGHT INVESTORS' SERVICE, INC.


                                           By:  ______________________________
                                           Name:
                                           Title:

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS




PROSPECTUS


MAY 1, 2006



THE WRIGHT MANAGED EQUITY TRUST
   o Wright Selected Blue Chip Equities Fund
   o Wright Major Blue Chip Equities Fund
   o Wright International Blue Chip Equities Fund

THE WRIGHT MANAGED INCOME TRUST
   o Wright U.S. Government Near Term Fund
   o Wright Current Income Fund
   o Wright Total Return Bond Fund

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
------------------------------------------------------------------------------

OVERVIEW OF PRINCIPAL STRATEGIES AND INFORMATION ABOUT THE FUNDS............1
         Wright Selected Blue Chip Equities Fund............................2
         Wright Major Blue Chip Equities Fund...............................4
         Wright International Blue Chip Equities Fund.......................6
         Wright U.S. Government Near Term Fund..............................8
         Wright Current Income Fund........................................10
         Wright Total Return Bond Fund.....................................12
NFORMATION ABOUT YOUR ACCOUNT..............................................14
         How the Funds Value Their Shares..................................14
         Purchasing Shares.................................................14
         Selling Shares....................................................15
         Exchanging Shares.................................................16
         Privacy Concerns..................................................16
         Market Timing and Excessive Trading Policy........................16

DIVIDENDS AND TAXES........................................................18

MANAGING THE FUNDS.........................................................19

FINANCIAL HIGHLIGHTS.......................................................21
         Wright Selected Blue Chip Equities Fund...........................21
         Wright Major Blue Chip Equities Fund..............................22
         Wright International Blue Chip Equities Fund......................23
         Wright U.S. Government Near Term Fund.............................24
         Wright Current Income Fund........................................25
         Wright Total Return Bond Fund.....................................26

HOW TO USE THIS PROSPECTUS
     Reading this prospectus will help you decide if investing in the Wright funds is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about each fund's:

OBJECTIVE...
         what the fund seeks to achieve.

PRINCIPAL INVESTMENT STRATEGIEs...
         how the fund intends to achieve its investment objective and the strategies used by Wright Investors' Service, the fund's investment adviser.

PRINCIPAL RISKS...
         the risks associated with the fund's primary investments.

WHO MAY WANT TO INVEST...
         decide if the fund is a suitable investment for you.

PAST PERFORMANCE...
         the total return on your investment, including income from dividends and interest, and the increase or decrease in price over various time periods.

FEES AND EXPENSES...
         what overall costs you bear by investing in the fund.

OVERVIEW OF PRINCIPAL STRATEGIES AND INFORMATION ABOUT THE FUNDS
------------------------------------------------------------------------------

This prospectus offers a variety of equity and fixed income mutual funds designed to meet various individual investment objectives. You can use them singularly or in any combination to meet your objectives.

-----SIDE BAR TEXT-----

                              Fundamental Analysis and
                              "Bottom-up" vs "Top-Down"
                                      Investing
     FUNDAMENTAL ANALYSIS is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with company financial statistics.

     BOTTOM-UP   INVESTING  is  the  analysis  of  company   information  before
considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and last the company.

-----END SIDE BAR TEXT-----

Securities  selected for investment in these funds are chosen mainly from a list
of  "investment  grade"  companies   maintained  by  Wright  Investors'  Service
("Wright" or the "Adviser").


All 30,000 global companies (covering 58 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list.


The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth.

In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Different quality criteria may apply for the different funds. For example, the companies in the Major Blue Chip Fund would require a higher Investment Acceptance rating than the companies in the Selected Blue Chip Fund.

----SIDE BAR TEXT----
                                  Blue Chip

Financial dictionaries define Blue Chip as a common stock of a company that has a long record of profit growth and dividend payment and a reputation for quality management, products and services. Wright further defines this to include securities issued by companies that meet its qualitative standards.


----END SIDE BAR TEXT----

WRIGHT SELECTED BLUE CHIP EQUITIES FUND
--------------------------------------------------------------------------------
CUSIP:     8235F107           Ticker Symbol:  WSBEX

OBJECTIVE...
The  fund  seeks  to  provide   long-term  total  return   consisting  of  price
appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES...
The fund invests at least 80% of its assets in a diversified portfolio of equity securities of well-established companies. The portfolio investments are selected primarily from companies on the Adviser's "investment grade" list of Approved companies. The funds portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund's investment. The Adviser seeks to outperform the Standard & Poor's 400 Index (S&P 400) by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...
Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

    o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fal
    o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

In addition to normal market and management risks, fund performance will be adversely affected if mid-cap stocks fall out of favor with the market and returns trail the overall stock market, or selected companies remain undervalued or experience an adverse event, such as an unfavorable earnings report.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...
You may be interested in the fund if you are seeking an actively managed common stock investment for total investment return and intend to make a long-term investment commitment.



PAST PERFORMANCE...
The information on the next page shows the performance of the fund for the ten-year period through December 31, 2005. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.



Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart on the following page illustrates the risk of investing in the fund by showing the volatility of the fund's performance for each calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  40%
-------------------------------------------------------------------------------------------------------------------
  30%              32.70%                                          30.06%
-------------------------------------------------------------------------------------------------------------------
  20%
-------------------------------------------------------------------------------------------------------------------
  10%  18.57%                              10.75%                            15.73%   11.09%
-------------------------------------------------------------------------------------------------------------------
   0%                     0.14%   5.75%
-------------------------------------------------------------------------------------------------------------------
(10)%
-------------------------------------------------------------------------------------------------------------------
(20)%                                              -10.15%   -16.98%
-------------------------------------------------------------------------------------------------------------------
        1996     1997    1998     1999     2000     2001      2002   2003     2004     2005

Best Quarter:18.72%(4th quarter 1998) Worst Quarter:-19.20%(3rd quarter 1998)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the S&P Mid-Cap 400, an unmanaged index of stocks in a broad range of industries with market capitalizations of a few billion or less. The performance of the S&P Mid-Cap 400, unlike that of the fund, reflects no deductions for fees, expenses or taxes.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005


                                                         1 Year         5 Years       10 Years
--------------------------------------------------------------------------------------------------------------------------

              WSBC
                - Return before taxes                    11.09%           4.52%          8.69%
                - Return after taxes on distributions     8.52%           3.33%          6.14%
                - Return after taxes on distributions
                    and sales of fund shares              6.81%           2.87%          6.14%
              S&P Mid-Cap 400                            12.46%           8.60%         14.36%


----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
----END SIDE BAR TEXT----


FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.



Annual Fund Operating Expenses                                              Standard Shares
-------------------------------------------------------------------------------------------------
(deducted directly from fund        Management fee                                  0.60%
 assets)                            Distribution and service (12b-1) fees           0.25%
 As a shareholder in the fund       Other expenses                                  0.58%
 you do not pay any sales charges, --------------------------------------------------------------
 redemption or exchange fees.       Total Operating Expenses                        1.43%
                                   --------------------------------------------------------------
                                    Expense Reimbursement (1)                      (0.18%)
                                    -------------------------------------------------------------
                                    NET OPERATING EXPENSES                          1.25%
--------------------------------------------------------------------------------------------------
(1) Under a written agreement in effect through the current fiscal year,Wright waives a portion of its advisory fee and/or distribution fee and assumes operating expenses to the extent necessary to limit expense ratios to 1.25%
    after custodian fee reductions, if any.


Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.
Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                   1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
                    $127              $397              $686            $1,511

-----SIDE BAR TEXT-------
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT MAJOR BLUE CHIP EQUITIES FUND
-------------------------------------------------------------------------------
CUSIP:  98235F305              Ticker Symbol:  WQCEX

OBJECTIVE...

The fund seeks total return, consisting of price appreciation plus income.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its assets in a diversified portfolio of equity securities of well-established large capitalization companies. The Adviser currently defines large companies as those with market values of $10 billion or more at the time of the fund's investment. The portfolio investments are chosen primarily from companies on the Advisers "investment grade" list of Approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (S&P
500) by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

    o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall
    o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

In addition to normal market and management risk, fund performance will be adversely affected if large capitalization stocks fall out of favor with the market and their returns trail the overall stock market.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...

This fund may be suitable for investors seeking a common stock investment for total investment return or a core equity portfolio for those investing in several asset classes.

PAST PERFORMANCE...


The information on the next page shows the performance of the fund for the ten-year period through December 31, 2005. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.


Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart on the following page illustrates the risk of investing in the fund by showing the volatility of the fund's performance for each calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  40%
-------------------------------------------------------------------------------------------------------------------
  30%            33.86%
-------------------------------------------------------------------------------------------------------------------
  20%                    20.43%   23.95%                           23.20%
-------------------------------------------------------------------------------------------------------------------
  10%  17.63%                                                               12.36%
-------------------------------------------------------------------------------------------------------------------
   0%                                                                                   6.20%
-------------------------------------------------------------------------------------------------------------------
(10)%
-------------------------------------------------------------------------------------------------------------------
(20)%                                    -12.49%  -16.87%  -24.50%
-------------------------------------------------------------------------------------------------------------------
        1996     1997    1998     1999     2000     2001     2002    2003      2004     2005

Best quarter:23.71%(4th quarter 1998)   Worst quarter:-16.01%(3rd quarter 2002)

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the S&P 500, an unmanaged index of 500 widely held common stocks that generally indicates the performance of the market. The performance of the S&P 500, unlike that of the fund, reflects no deductions for fees, expenses or taxes.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                             1 Year       5 Years      10 Years
-------------------------------------------------------------------------------

 WMBC

  - Return before taxes                       6.20%        -1.60%        6.61%
  - Return after taxes on distributions       5.90%        -1.73%        4.82%
  - Return after taxes on distributions
     and sales of fund shares                 4.72%        -1.73%        4.82%
    S&P 500                                   4.91%         0.54%        9.07%

---SIDE BAR TEXT----
                              AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT----



FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in           Management fee             0.60%
the fund, you do not          Distribution and
pay any sales charges,        service (12b-1) fees       0.25%
redemption or exchange        Other Expenses             0.40%
fees.                        -------------------------------------------------
                              TOTAL OPERATING EXPENSES   1.25%
                             -------------------------------------------------

(1) Under a written agreement in effect through the current fiscal year, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 1.25% after custodian fee reductions, if any.

Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                  1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
                   $127              $397              $686            $1,511


-----SIDE BAR TEXT-----
                             UNDERSTANDING EXPENSES

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.
-----END SIDE BAR TEXT-----

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
-------------------------------------------------------------------------------
CUSIP:  98235F404            Ticker Symbol:  WIBCX

OBJECTIVE...

The fund seeks total return consisting of price appreciation plus income.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its assets in a diversified portfolio of equity securities of well-established non-U.S. companies. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of Approved companies. Companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through American Depository Receipts (ADR's). ADR's represent interest in the underlying security. The Adviser seeks to outperform the MSCI Developed World ex U.S. Index by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

    o MARKET RISK: when the prices of stocks fall, the value of the fund's investments may fall
    o MANAGEMENT RISK: Wright's strategy may not produce the expected results, causing losses.

In addition to market and management risks, the fund is subject to additional risks in connection with investing in foreign securities. These include: currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company's assets, less publicly available information, and the impact of political, social or diplomatic events. If an ADR is not sponsored by the issuer of the underlying security, there may be reduced access to information about the issuer.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...

The fund may be suitable for investors seeking a diversified portfolio of quality non-U.S. equities offering ownership in some of the leading companies throughout the world and who are not adverse to the risks associated with international investing. Also, because foreign stock prices may not move in concert with U.S. market prices, the fund may be a useful way for an investor to diversify equity investments.

PAST PERFORMANCE...


The information in the table on the next page shows the performance of the fund for the periods indicated through December 31, 2005. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.


Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing the volatility of the fund's performance for each calendar year for the past ten years.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%                             34.26%                               31.96%
----------------------------------------------------------------------------------------------------------
  20%  20.73%                                                                   17.71%    21.13%
----------------------------------------------------------------------------------------------------------
  10%
----------------------------------------------------------------------------------------------------------
   0%            1.54%   6.14%
----------------------------------------------------------------------------------------------------------
(10)%                                    -17.58%          -14.51%
----------------------------------------------------------------------------------------------------------
(20)%                                             -24.18%
----------------------------------------------------------------------------------------------------------
(30)%
----------------------------------------------------------------------------------------------------------
        1996     1997    1998     1999     2000     2001      2002      2003     2004      2005

Best quarter:30.24%(4th quarter 1999)  Worst quarter:-18.45%(3rd quarter 2002)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the MSCI Developed World ex U.S. Index. While the fund does not seek to match the returns of this index, this unmanaged index generally indicates foreign stock market performance. The performance of the MSCI Developed World ex U.S. Index, unlike that of the fund, reflects no deductions for fees, expenses, or taxes.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                       1 Yr              5 Yrs          10 Yrs
-------------------------------------------------------------------------------

 WIBC

- Return before taxes                   21.13%             4.05%         5.79%
- Return after taxes on distributions   20.63%             3.85%         4.91%
- Return after taxes on distributions
    and sales of fund shares            16.50%             3.13%         4.54%
  MSCI Developed World ex U.S. Index    14.47%             4.92%         6.22%

----SIDE BAR TEXT----
                            AFTER-TAX RETURN

After-tax performance is computed two ways: "Return after taxes on distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After -tax returns are shown only for Standard Shares and would be different for Institutional Shares.After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT----

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES*
-------------------------------------------------------------------------------
(paid directly from   Maximum redemption fee
 your investment)   (% of redemption proceeds)   2.00%
------------------------------------------------------------------------------
* A redemtion fee applies if you redeem your shares within three months of purchase.
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in                   Management fee            0.80%
the fund, you do not                  Distribution and
pay any sales charges                 service (12b-1) fees      0.25%
or exchange fees.                     Other Expenses            0.57%
                        -----------------------------------------------------
                                      TOTAL OPERATING EXPENSES  1.62%
-------------------------------------------------------------------------------

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years          5 Years          10 Years
------------------------------------------------------------------------------

                $165              $511             $881             $1,922

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT U.S. GOVERNMENT NEAR TERM FUND
--------------------------------------------------------------------------------
CUSIP:  982349201             Ticker Symbol:  WNTBX

OBJECTIVE...

The fund seeks a high level of income, which is normally above that available from short-term money market instruments or funds.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets in U.S. government obligations and maintains an average weighted maturity of between one and three years. U.S. government obligations include:
    o direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds
    o obligations of U.S. government agencies secured by the full faith and credit of the U.S. Treasury, such as securities, including pass-through securities, of the Government National Mortgage Association or securities of the Export-Import Bank
    o obligations secured by the right to borrow from the U.S. Treasury
    o obligations backed only by the credit of a government agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation).


Wright allocates assets among different market sectors and maturities based on its view of the economic outlook and expected trend in short-term interest rates. For example, the fund may invest more heavily in shorter term securities when it expects an increase in interest rates. In buying and selling securities for the fund, Wright analyzes a security's structural features, current price compared with its estimated value and the credit quality of its issuer. The fund's average maturity as of December 31, 2005, was 1.8 years and its duration was 1.6 years. The fund's benchmark is the Lehman U.S. Government 1-3 Year Bond Index.


The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. Because the fund invests in U.S. government obligations, credit risk is less than other types of bonds. However, this does not protect the fund against interest rate risk or guarantee the value of the fund's shares. The fund's yield may decline during times of falling interest rates. Also, mortgage-related securities (such as Ginnie Maes) are subject to prepayment and extension risks during times of falling or rising interest rates. These risks are defined to mean:

    o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the portfolio to reinvest in lower yielding securities.

    o EXTENSION RISK: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

----SIDE BAR TEXT-----
                             UNDERSTANDING DURATION

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

WHO MAY WANT TO INVEST...

You may be interested in the fund if you seek a higher level of income than is available from money market instruments and can accept greater fluctuation in principal. Also, the fund may be suitable if you seek a total return alternative to a money market investment.

PAST PERFORMANCE...


The  information in the table on the next page shows the fund's  performance for
the  ten-year   period  through   December  31,  2005.  These  returns  include
reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.


Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing the volatility of the fund's performance for each calendar year for the past ten years.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  20%
------------------------------------------------------------------------------------------------------------------
  10%
------------------------------------------------------------------------------------------------------------------
  0%   3.94%    5.93%   5.98%    1.91%    6.94%    6.82%     5.42%    0.61%    0.43%     1.01%
------------------------------------------------------------------------------------------------------------------
 (10)%
------------------------------------------------------------------------------------------------------------------
       1996     1997    1998     1999     2000     2001      2002     2003      2004      2005

Best quarter:2.87%(3rd quarter 1998) Worst quarter:-1.22%(2nd quarter 2004)

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after tax performance. The fund's average annual return is compared with that of the Lehman U.S. Government 1-3 Year Bond Index. While the fund does not seek to match the returns of this Index, this unmanaged index generally indicates the performance of the U.S. government bond market. The Lehman U.S. Government 1-3 Year Bond Index, unlike the fund, reflects no deductions for fees, expenses, or taxes.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                               1 Yr          5 Yrs       10 Yrs
--------------------------------------------------------------------------------

 WNTB
   -  Return before taxes                      1.01%         2.82%        3.87%
   -  Return after taxes on distributions     -0.18%         1.47%        2.06%
   -  Return after taxes on distributions
         and sales of fund shares             -0.18%         1.47%        2.06%
 Lehman U.S. Government 1-3 Year Bond Index    1.73%         3.83%        4.89%

----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in               Management fee              0.45%
the fund, you do not              Distribution and
pay any sales charges,            service (12b-1) fees        0.25%
redemption or exchange            Other Expenses              0.84%
fees.                        ---------------------------------------------
                             Total Operating Expenses         1.54%
                             Expense Reimbursement(1)        (0.59%)
                             ---------------------------------------------
                             NET OPERATING EXPENSES           0.95%

(1)Under a written agreement, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee reductions,if any.

Example

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

                1 Year            3 Years           5 Years         10 Years
-------------------------------------------------------------------------------
                 $97               $303              $525            $1,166

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT CURRENT INCOME FUND
--------------------------------------------------------------------------------
CUSIP:  982349607             Ticker Symbol:  WCIFX

OBJECTIVE...

The fund seeks a high level of current income consistent with moderate fluctuations of principal.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets primarily in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest include direct obligations of the U.S. Government, such as bills, notes, and bonds issued by the U.S. Treasury; obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities of GNMA or the Export-Import Bank;
obligations secured by the right to borrow from the U.S. Treasury; and obligations backed only by the credit of the government agency itself, such as securities of Federal Home Loan Bank, FNMA and FHLMC.

Corporate debt securities include commercial paper and other short-term instruments rated A-1 by Standard & Poor's Ratings Group or P-1 by Moody's Investors Service, Inc. and comparable unrated securities. The fund reinvests all principal payments. The fund seeks to outperform the Lehman GNMA Backed Bond Index.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. Credit risk is minimal to the extent the fund concentrates in mortgage-related securities whose timely payment of interest and principal is guaranteed by the U.S. government. However, this does not protect the fund against interest rate risk or guarantee the value of the fund's shares. Securities based on underlying loans are generally subject to prepayment and extension risks. These risks are defined to mean:

    o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.

    o EXTENSION RISK: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's yield may decline during times of falling interest rates. The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

WHO MAY WANT TO INVEST...

You may want to invest in the fund if you are seeking a high level of income over a long period of time. The fund is designed for investors who want to receive the kind of income that mortgage-related securities provide, but do not want to bother with the receipt or reinvestment of principal payments.

PAST PERFORMANCE...


The information in the table on the next page shows the fund's performance for the ten-year period through December 31, 2005. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.


Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing the volatility of the fund's performance for each calendar year for the past ten years.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
---------------------------------------------------------------------------------------------------------------
  20%
---------------------------------------------------------------------------------------------------------------
  10%                                   10.31%
---------------------------------------------------------------------------------------------------------------
   0% 4.35%    8.56%    6.51%   0.52%             7.18%    7.70%    1.73%   3.29%     1.76%
---------------------------------------------------------------------------------------------------------------
(10)%
---------------------------------------------------------------------------------------------------------------
(20)%
---------------------------------------------------------------------------------------------------------------
      1996     1997    1998     1999     2000     2001    2002     2003      2004      2005

Best quarter:3.80%(3rd quarter 2001) Worst quarter:-1.21%(2nd quarter 1999)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the Lehman GNMA Backed Bond Index. While the fund does not seek to match the returns of the Lehman GNMA Backed Bond Index, Wright believes that this unmanaged index generally indicates the performance of government and corporate mortgage-backed bond markets. The Lehman GNMA Backed Bond Index, unlike the fund, reflects no deductions for fees, expenses, or taxes.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                                 1 Year     5 Years    10 Years
-------------------------------------------------------------------------------
 WCIF

  -  Return before taxes                          1.76%      4.30%      5.14%
  -  Return after taxes on distributions         -0.02%      2.11%      2.76%
  -  Return after taxes on distributions
      and sales of fund shares                   -0.02%      2.11%      2.76%
 Lehman GNMA Backed Bond Index                    3.21%      5.43%      6.19%
-------------------------------------------------------------------------------

----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax performance is computed two ways: "Return after taxes on distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are shown only for Standard shares and would be different for Institutional shares. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.



ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in           Management fee               0.45%
the fund, you do not          Distribution and
pay any sales charges,        service (12b-1) fees         0.25%
redemption or exchange        Other Expenses               0.60%
fees.                        --------------------------------------------------
                             Total Operating Expenses      1.30%
                             Expense Reimbursement(1)     (0.35%)
                             --------------------------------------------------
                             NET OPERATING EXPENSES        0.95%

(1)Under a written agreement in effect for the current fiscal year, Wright assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee reductions,if any.

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years          5 Years          10 Years
------------------------------------------------------------------------------
                 $97              $303             $525             $1,166

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include the fund's share of the portfolio's expenses,12b-1 fees, an administration fee and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
CUSIP:  982349300           Ticker Symbol:  WTRBX

OBJECTIVE...

The fund seeks a superior rate of total return, consisting of a high level of income plus price appreciation.

PRINCIPAL INVESTMENT STRATEGIES...

The fund invests at least 80% of its total assets in U.S. government and investment grade (rated "BBB" or higher or of comparable quality if unrated) corporate debt securities. These securities meet the Wright Quality Rating Standards. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (such as U.S. Treasury securities, U.S. government agency securities and corporate bonds) with different maturities based on its view of the relative value of each sector or maturity.


There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2005, the fund's average maturity was 7.0 years and its duration was 4.7 years. The fund seeks to outperform the Lehman U.S. Aggregate Bond Index.


Generally, the fund will sell an individual security if its rating is downgraded below "BBB" by the major rating services such as Moody's or Standard and Poor's.

The fund's objective may be changed by the trustees without shareholder approval.

PRINCIPAL RISKS...

The general risks of bond funds are credit and interest rate risks. The fund's risk profile will vary, depending on the mix of its assets. The fund reduces credit risk by investing in U.S. government obligations and investment grade or higher corporate bonds. However, this does not protect the fund against interest rate risk. Interest rate risk is greater for long-term debt securities than for short-term debt securities. These risks are defined to mean:

    o INTEREST RATE RISK: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

    o CREDIT OR DEFAULT RISK: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

    o PREPAYMENT RISK: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities. Corporate bonds may have a "call" feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.

    o EXTENSION RISK: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's yield may decline during times of falling interest rates. The fund cannot eliminate risk or assure achievement of its objective and you may lose money.

-----SIDE BAR TEXT-----
                             UNDERSTANDING DURATION

Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates.

-----END SIDE BAR TEXT-----

WHO MAY WANT TO INVEST...

You may be interested in the fund if you seek a level of income consistent with total return by investing in intermediate and longer term debt and can accept price fluctuations.

PAST PERFORMANCE...


The information on the following page shows the fund's performance for the ten-year period through December 31, 2005. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.


Performance is for the stated time periods only. Due to market volatility, the fund's current performance may be lower or higher than the quoted returns.

The bar chart illustrates the risk of investing in the fund by showing the volatility of the fund's performance for each calendar year for the past ten years.



YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

  30%
----------------------------------------------------------------------------------------------------------
  20%
----------------------------------------------------------------------------------------------------------
  10%                                     10.62%
----------------------------------------------------------------------------------------------------------
   0% 0.90%   9.25%    9.56%                      4.96%    9.03%    3.25%    3.52%  1.54%
----------------------------------------------------------------------------------------------------------
(10)%                          -3.91%
----------------------------------------------------------------------------------------------------------
 20)%
----------------------------------------------------------------------------------------------------------
      1996     1997    1998     1999      2000     2001    2002      2003    2004    2005

Best quarter:5.73%(3rd quarter 1998) Worst quarter:-4.20%(1st quarter 1996)


The fund's annual return shown above does not reflect the impact of taxes. The table below shows before- and after-tax performance. The fund's average annual return is compared with that of the Lehman U.S. Aggregate Bond Index, an unmanaged index that is a broad representation of the investment-grade fixed income market in the U.S. The Lehman U.S. Aggregate Bond Index, unlike the fund, reflects no deductions for fees, expenses, or taxes.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                             1 Year     5 Years     10 Years
-------------------------------------------------------------------------------
  WTRB
   - Return before taxes                      1.54%      4.43%       4.77%
   - Return after taxes on distributions     -0.12%      2.55%       2.67%
   - Return after taxes on distributions
       and sales of fund shares              -0.12%      2.55%       2.67%
 Lehman Aggregate Bond Index                  2.43%      5.87%       6.16%

----SIDE BAR TEXT----
                                AFTER-TAX RETURN

After-tax   performance  is  computed   two  ways:   "Return   after  taxes  on
distributions" assumes the payment of federal taxes on fund distributions before their reinvestment and "Return after taxes on distributions and sales of fund shares" reflects the additional taxable impact of the realized gain or loss if any, from the sale of fund shares at the end of the holding period. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

----END SIDE BAR TEXT-----

FEES AND EXPENSES...

The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES                           Standard Shares
-----------------------------------------------------------------------------
(deductly directly from fund assets)

As a shareholder in            Management fee               0.45%
the fund, you do not           Distribution and
pay any sales charges,         service (12b-1) fees         0.25%
redemption or exchange         Other Expenses               0.48%
fees.                        -------------------------------------------------
                               Total Operating Expenses     1.18%
                               Expense Reimbursement(1)    (0.23%)
                             -------------------------------------------------
                               NET OPERATING EXPENSES       0.95%

(1)Under a written agreement, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee reductions, if any.

EXAMPLE

The following example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period and redemption after the end of each period.

Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

               1 Year            3 Years          5 Years          10 Years
------------------------------------------------------------------------------
                 $97              $303             $525             $1,166

-----SIDE BAR TEXT-----
                             UNDERSTANDING EXPENSES

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees,12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----END SIDE BAR TEXT-----

INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUNDS VALUE THEIR SHARES
The price at which you buy, sell or exchange fund shares is the net asset value per share or NAV.

The NAV for each fund is calculated at the close of regular trading (normally 4:00 p.m. New York time) on the New York Stock Exchange (Exchange) each day the Exchange is open. It is not calculated on days the Exchange is closed. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after your order is received.

The funds generally value their portfolio securities at the last current sales price on the market where the security is normally traded or the official closing price in the case of Nasdaq securities. When closing market prices or market quotations are not available or are considered by Wright to be unreliable for a security, the fund values the security at its fair value. All methods of determining the value of a security used by the fund on a basis other than market value are forms of fair value. All fair valuations of securities are made pursuant to procedures adopted by the board of trustees and administered by a fair value pricing committee that oversees the fair valuation of investments. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services.

The funds use the fair value of a security,  including a non-U.S. security, when Wright determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally  or the  specific  issuer.  For  example,  with  respect  to  non-U.S.
securities held by the Wright International Blue Chip Equities Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by Wright International Blue Chip Equities Fund could change on a day you cannot buy or sell shares of the fund.

The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollars at the most recent market rates quoted by one or more major banks shortly before the close of the Exchange.

When  purchasing or redeeming fund shares,  your order must be communicated to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. An investment dealer has a responsibility to transmit orders promptly. Each fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).



-----SIDE BAR TEXT-----
                                 Determining NAV

     Share price is determined by adding the value of a fund's cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.

-----END SIDE BAR TEXT-----

PURCHASING SHARES

PURCHASING  SHARES FOR CASH
Shares of each fund may be purchased without a sales charge at NAV. The minimum initial investment is $1,000. There are no minimums for subsequent investments.

WAIVER OF THE MINIMUM INITIAL INVESTMENT: The minimums may be waived for investments by bank trust departments, 401(k) tax-sheltered retirement plans and automatic investment program accounts. The minimum initial investment will be reduced to $500 for shares purchased through certain investment advisers, financial planners, brokers or other intermediaries that charge a fee for their services.

-----SIDE BAR TEXT-----
                                Paying for Shares

You may pay for shares by wire, check or Federal Reserve draft payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

-----END SIDE BAR TEXT-----

Authorized dealers, including investment dealers, banks or other institutions, may impose investment minimums higher than those imposed by the funds. They may also charge for their services. There are no transaction charges if you purchase your shares directly from the funds.

Procedures for Opening New Accounts: To help the government fight the funding of terrorism and money laundering activities, federal law requires the fund to obtain, verify and record information that identifies each person who opens a fund account. When you open an account, you will be asked for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if unable to verify the identity of a person based on information provided by that person, additional steps may be taken including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the fund's net asset value has decreased since your purchase, you will lose money as a result of this redemption.

The funds have the right to reject any purchase order, or limit or suspend the offering of their shares.

BUYING FUND SHARES

    o If you are buying shares directly from the funds, please refer to your Shareholder Manual for additional instructions on how to buy fund shares.

    o If you buy shares through bank trust departments or other fiduciary institutions, please consult your trust or investment officer.

    o If you buy shares through a broker, please consult your broker for purchase instructions.

    o If you buy shares through an account with a registered investment adviser or financial planner, please consult your investment adviser or planner.

    o If you buy shares of the funds through a retirement plan, please consult your plan documents or speak with your plan administrator.

PURCHASING SHARES THROUGH EXCHANGE OF SECURITIES

You may buy shares by delivering to the funds' custodian securities that meet that fund's investment objective and policies, have easily determined market prices and are otherwise acceptable. Exchanged securities must have a minimum aggregate value of $5,000. Securities are valued as of the date they are received by the funds. If you want to exchange securities for fund shares you should furnish a list with a full description of these securities. See the Shareholder Manual for detailed instructions.

DISTRIBUTION  AND  SERVICE  PLANS

The funds have adopted a 12b-1 plan permitting them to pay a fee to finance the distribution of their shares. Wright Investors' Service Distributors, Inc. (WISDI), the principal underwriter and distributor of the funds' shares, receives a distribution fee of 0.25% of the average daily net assets of each fund's average daily net assets. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges over time.

-----SIDE BAR TEXT-----
                                Service Plans

Each fund has adopted a service plan. This plan allows each fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to shareholders of the funds. The combined annual service and 12b-1 plan fee may not exceed 0.25% of the average daily net assets of each class of shares.

-----END SIDE BAR TEXT-----

SELLING SHARES

You may redeem or sell shares of the funds on any business day. NO REDEMPTION REQUEST WILL BE PAID UNTIL YOUR SHARES HAVE BEEN PAID FOR IN FULL. IF THE SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, THE REDEMPTION PAYMENT WILL BE DELAYED UNTIL THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE UP TO 15 DAYS FROM THE DATE OF PURCHASE. Telephone, mail and internet redemption procedures are described in the Shareholder Manual.

-----SIDE BAR TEXT-----
                           Redemption Proviso

In times of drastic economic or market conditions, you may have difficulty selling shares by telephone or the internet. These redemption options may be modified or terminated without notice to shareholders.

-----END SIDE BAR TEXT-----

Redemption requests received by the funds or their authorized agents in "proper form" before 4:00 p.m. New York time will be processed at that day's NAV. "Proper form" means that the fund has received your request, all shares are paid for, and all documentation along with any required signature guarantee, are included. The funds normally pay redemption proceeds by check on the next business day to the address of record. Payment will be by wire if you specified this option on your account application.

If you redeem shares of Wright International Blue Chip Equities Fund within three months after purchase, you will pay a redemption fee of 2.00%. These redemption fees may be waived on shares purchased for Wright's investment advisory clients and 401(k) or similar plans.

For more information about selling your shares, please refer to your Shareholder Manual or consult your trust officer, adviser or plan administrator.

REDEMPTIONS IN-KIND


Although the funds expect to pay redemptions in cash, they reserve the right to redeem shares in-kind by giving shareholders readily marketable portfolio securities instead of cash. This is done to protect the interests of remaining shareholders. If this occurs, you will incur transaction costs and may incur additional tax liability if you sell the securities.


INVOLUNTARY REDEMPTION

If your account falls below $500, a fund may involuntarily redeem your shares. You will receive notice 60 days before this happens. Your account will not be redeemed if the balance is below the minimum due to investment losses.

EXCHANGING SHARES

Shares of the funds may be exchanged for shares of any other fund described in this prospectus. The exchange of shares results in the sale of one fund's shares and the purchase of another, normally resulting in a gain or loss, and is therefore a taxable event for you.

You are limited to four "round-trip" exchanges each year. A round-trip exchange is an exchange of one fund into another Wright fund, and then back into the original fund. You will receive notice 60 days before the fund materially amends or terminates the exchange privilege.

For more information on exchanging shares please see the Shareholder Manual or consult your adviser.

PRIVACY CONCERNS

We respect and protect your privacy. We collect nonpublic personal information about you from the information we receive from you on the application or other forms and information about your transactions with us, our affiliates, or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. However, we may disclose your name and address to affiliated companies who perform marketing services on our behalf. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

MARKET TIMING AND EXCESSIVE  TRADING POLICY

The funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect the price to fall. By realizing profits from short-term trading, shareholders who engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as brokerage costs, increased administrative costs, or realization of taxable gains without attaining any investment advantage). In addition, if a fund invests a portion of its assets in foreign securities, it may be susceptible to a time-zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares.

To discourage such activity, the funds and their agents reserve the right to refuse any purchase or exchange request, including those from any person or group who, in the funds' view is likely to engage in excessive trading. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, trading in a fund's shares may be considered excessive for a variety of reasons, such as if a shareholder:

    o sells shares within a short period of time after the shares were purchased;
    o makes two or more purchases and redemptions within a short period of time;
    o enters into a series of transactions that is indicative of a timing pattern or strategy; or
    o is reasonably believed to have engaged in such practices in connection with other mutual funds.

In addition, the funds have adopted and implemented various policies and procedures aimed to discourage short-term trading and excessive exchange activity in the funds. The policies and procedures include:

TRADE ACTIVITY MONITORING. The principal underwriter and the transfer agent have implemented programs, which have been approved by the funds' Trustees, designed to identify market timers based on their trading activity and to block their accounts from further purchases.

EXCHANGE LIMITATIONS. As discussed above under "Exchanging Shares", the funds have implemented policies that limit the number of exchanges of fund shares to four "round trip" exchanges each year. This is intended to limit the ability of shareholders to engage in excessive exchange activity in the funds.

FAIR VALUE PRICING. As discussed above under "How the Funds Value their Shares," the funds use fair value pricing to, among other things, reflect changes in value of a security if Wright determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

SHORT-TERM REDEMPTION FEE. The Wright International Blue Chip Equities Fund charges shareholders a 2% redemption fee if they redeem their shares of the fund within three months of purchase. This is intended to limit the ability of shareholders to attempt to engage in excessive trading activity in The Wright International Blue Chip Equities Fund.

In determining whether to accept or reject a purchase or exchange request, the funds consider the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the funds and their shareholders.

The fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and accounts attributable to other financial intermediaries is severely limited in those instances in which the broker, retirement plan administrator or other financial intermediary maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Inability to curtail market timing could result in additional transactional expenses and/or the fund maintaining a higher level of cash to fund share activity. The fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. The funds also reserve the right to suspend redemptions or postpone payment dates as permitted by law. No Wright managed fund has any arrangement to accommodate market timing.

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Unless you tell us that you want to receive your distributions in cash, they are reinvested automatically in fund shares. The funds generally make two different kinds of distributions:

    o CAPITAL GAINS FROM THE SALE OF PORTFOLIO SECURITIES HELD BY A FUND. Each fund will distribute any net realized capital gains annually, normally in December. Capital gains are the main source of distributions paid by the equity funds.

    o NET INVESTMENT INCOME FROM INTEREST OR DIVIDENDS RECEIVED ON SECURITIES HELD BY A FUND. Net investment income is the primary source of dividends paid by the bond and money market funds.

    The funds will distribute their investment income as follows:

                                                       Distributions of
      Fund                                        Net Investment Income
-------------------------------------------------------------------------------

     Wright Selected Blue Chip Equities Fun              Quarterly
     Wright Major Blue Chip Equities Fund                Quarterly
-------------------------------------------------------------------------------
     Wright International Blue Chip Equities Fund        Annually
-------------------------------------------------------------------------------
     Wright U.S. Government Near Term Fund      Declared Daily - Paid Monthly
     Wright Current Income Fund                 Declared Daily - Paid Monthly
     Wright Total Return Bond Fund              Declared Daily - Paid Monthly


-----SIDE BAR TEXT-----
                                TAX CONSIDERATIONS

Unless your investment is in a tax-deferred account you may want to avoid:

 o Investing in a fund near the end of its fiscal year. If the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.

 o Selling shares at a loss for tax purposes and then making an identical investment within 30 days before or after the sale. This results in a "wash sale" and you will not be allowed to claim a tax loss.

-----END SIDE BAR TEXT-----


TAX CONSEQUENCES

Selling or exchanging mutual fund shares generally is a taxable event and may result in a capital gain or loss. Distributions, whether received in cash or additional fund shares, are subject to federal income tax.


             DISTRIBUTION                       TAX STATUS
------------------------------------------------------------------------------
         Income  dividends                   Ordinary  income  or
                                          "qualified dividend income"(1)
         Short-term capital gains            Ordinary  income
         Long-term capital gains             Long-term capital gains


(1) Income dividends designated by a fund as "qualified dividend income" are taxable to an individual shareholder at a maximum 15% U.S. federal income tax rate, provided that certain conditions, including holding period requirements, are met by the fund and the shareholder.


Distributions of income (other than qualified dividend income, which is described below) and net realized short-term capital gains are taxable as ordinary income. Distributions of qualified dividend income and long-term capital gains are taxable as long-term gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as "qualified dividend income" is taxed in the hands of individual shareholders at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria.


Wright International Blue Chip Equities Fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments.


You must provide your social security number or other taxpayer identification number to a Fund along with certifications required by the Internal Revenue Service when you open an account. If such information is not provided by a shareholder and/or if it is otherwise legally required, a Fund will withhold 28% "backup withholding" tax from such shareholder's dividends and distributions, sale proceeds and any other payments to such shareholder.


Your investment in the funds could have additional tax consequences. Please consult your tax advisor on state, local, foreign or other applicable tax laws. You may also consult the funds' Statement of Additional Information for a more detailed discussion of U.S. Federal income tax considerations that may affect the funds and their shareholders.

MANAGING THE FUNDS


Wright Investors' Service, Inc. is a leading independent international investment management and advisory firm with more than 40 years experience. Wright manages approximately $2.2 billion of assets in portfolios of all sizes and styles as well as a family of mutual funds. Wright developed Worldscope(R), one of the world's largest and most complete databases of financial information, which currently includes more than 30,000 companies in more than 58 nations.

Wright manages the investments of the funds . Wright is located at 440 Wheelers Farms Road, Milford, CT 06461. Wright receives a monthly advisory fee for its services. The table below lists the effective annual advisory fee rates paid for the fiscal year ended December 31, 2005:



                                                         Fee Paid
     Fund                                   (as a % of average daily net assets)
-------------------------------------------------------------------------------
     Wright Selected Blue Chip Equities Fund                0.60%
     Wright Major Blue Chip Equities Fund                   0.60%
     Wright International Blue Chip Equities Fund           0.80%
     Wright U.S. Government Near Term Fund                  0.45%
     Wright Current Income Fund                             0.45%
     Wright Total Return Bond Fund                          0.45%
-------------------------------------------------------------------------------


The Funds' most recent shareholder report provides information regarding the basis for the Trustee's approval of the Funds'investment advisory agreements. The most recent shareholder report is the annual report for the period ended December 31, 2005.


INVESTMENT COMMITTEE


An investment committee of senior officers controls the investment selections, policies and procedures of the funds and the portfolios. These officers are experienced analysts with different areas of expertise, and have over 186 years of combined service with Wright. The investment committee consists of the following members:



    Committee Member                 Title                                  Joined Wright in
----------------------------------------------------------------------------------------------------
   Peter M. Donovan, CFA       Chairman and Chief Executive Officer                 1966
                               Chairman of the Investment Committee
   Judith R. Corchard          Executive Vice President - Investment Management     1960
                               Senior Investment Officer
   Michael F. Flament, CFA     Senior Vice President - Investment
                                                       and Economic Analysis        1972
   James P. Fields, CFA        Senior Vice President - Fixed Income Investments     1982
   Amit S. Khandwala           Executive Vice President - Head of International
                                                          and Domestic Equities     1986
   Stanley Kirtman             Executive Vice President - Domestic Equities         2002
   Charles T. Simko, Jr., CFA  Senior Vice President - Investment Research          1985
   Anthony van Daalen, CFA     Executive Vice President -Head of Fixed Income
                                                         Investments                2002


Day to day responsibility for the management of each fund's portfolio is as follows. Each of these investment professionals are members of the Investment Committee (see above). In addition to managing the funds, they are also responsible for managing other accounts of the Adviser.

 James P. Fields
     for the Wright Curent Income Fund
 Amit S. Khandwala
     for the Wright International Blue Chip Equities Fund
 Stanley Kirtman
     for the Wright Major Blue Chip Equities Fund
Charles T. Simko, Jr.
     for the Wright Selected Blue Chip Equities Fund
Anthony van Daalen
     for the Wright Total Return Bond Fund and the Wright U.S. Government
      Near Term Fund

The Statement of Additional Information provides additional information about each portfolio manager's compensation, ownership of shares of each Fund and other accounts managed by each portfolio manager.

The investment adviser, principal underwriter, and each fund have adopted codes of ethics governing personal securities transactions. Under the codes, Wright employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures.

-----SIDE BAR TEXT-----
                                 ADMINISTRATOR

Eaton Vance Management ("Eaton Vance")serves as the funds' administrator and is responsible for managing their daily business affairs. Eaton Vance's services include recordkeeping, preparing and filing documents required to comply with federal and state securities laws, supervising the activities of the funds' custodian , providing assistance in connection with the trustees' and shareholders' meetings and other necessary administrative services.

-----END SIDE BAR TEXT-----



PORTFOLIO TURNOVER

The funds may sell a portfolio security regardless of how long the security has been held. The funds do not intend to engage in trading for short-term profits. However, portfolio turnover rates will vary. In the past turnover rates have exceeded and in the future may exceed 100%. A turnover rate of 100% means the securities owned by a fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the funds and in higher net taxable gains for you as an investor, and will reduce the funds' returns.

DISCLOSURE OF PORTFOLIO HOLDINGS

The  funds  have  established  policies  and  procedures  with  respect  to  the disclosure of portfolio holdings and other information concerning fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

FINANCIAL HIGHLIGHTS

These financial highlights will help you understand each fund's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Deloitte & Touche LLP, an independent certified public accounting firm, audited this information. Their reports are included in the funds' annual report, which is available upon request.


                                                                            Year Ended December 31,
                                                                ------------------------------------------------------------

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)                  2005          2004        2003(6)      2002(6)     2001(6)
----------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $ 13.226     $  11.870    $   9.270    $  11.580    $ 13.430
                                                              ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:

     Net investment loss(1) ................                  $ (0.053)    $  (0.028)   $  (0.023)   $  (0.046)   $ (0.045)
     Net realized and unrealized gain (loss)                     1.476         1.884        2.756       (1.831)     (1.322)
                                                              ---------    ---------    ---------    ---------     ---------
         Total income (loss)
         from investment operations.........                  $  1.423     $   1.856    $   2.733    $  (1.877)   $ (1.367)
                                                              ---------    ---------    ---------    ---------     ---------
Less distributions:

     Distributions from capital gains.......                  $ (1.619)    $  (0.500)   $  (0.133)   $  (0.433)   $ (0.483)
                                                              ---------    ---------    ---------    ---------     ---------

         Total distributions................                  $ (1.619)    $  (0.500)   $  (0.133)   $  (0.433)   $ (0.483)
                                                              ---------    ---------    ---------    ---------     ---------

Net asset value, end of year................                  $ 13.030     $  13.226    $  11.870    $   9.270    $ 11.580
                                                              =========    =========    =========    =========     =========

Total return(2) ............................                    11.09%        15.73%       30.06%      (16.98%)    (10.15%)

Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)..                  $  47,652    $  43,498    $  38,190    $  32,817    $ 45,883
     Ratio of net expenses to average net assets                 1.27%         1.26%        1.25%      1.26%(3)    1.26%(3)

     Ratio of net expenses after custodian fee
        reduction to average net assets(5)(7)                    1.25%         1.25%        1.25%      1.25%(3)     1.25%(3)

     Ratio of net investment (loss) to average
        net assets..........................                    (0.18%)       (0.23%)      (0.23%)      (0.44%)    (0.38%)
     Portfolio turnover rate  ..............                      110%           69%         106%       119%(4)     67%(4)

--------------------------------------------------------------------------------------------------------------------------------

(1)The operating expenses of the fund were reduced by an allocation of expenses to the distributor and/or investment adviser. Had such action not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                                2005          2004         2003         2002         2001
                                                     --------------------------------------------------------------------

     Net investment loss per share..........                  $ (0.111)    $  (0.050)   $  (0.057)   $  (0.064)    $ (0.057)
                                                              =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):

         Expenses...........................                     1.45%         1.44%        1.59%        1.43%(3)     1.37%(3)
                                                              =========    =========    =========    =========     =========
         Expenses after custodian fee reduction(5)               1.43%         1.43%        1.59%        1.42%(3)     1.36%(3)
                                                              =========    =========    =========    =========     =========

         Net investment loss................                    (0.38%)       (0.41%)      (0.57%)      (0.61%)      (0.49%)
                                                              =========    =========    =========    =========     =========

------------------------------------------------------------------------------------------------------------------------------

(2)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.

(3)Includes each fund's share of its corresponding portfolio's allocated expenses (Note 1).

(4)Represents portfolio turnover rate of the fund's corresponding portfolio (Note 1).

(5)Custodian fees were reduced by credits resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(6)Certain per share amounts are based on average shares outstanding.

(7)Under a written agreement in effect through the current fiscal year, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 1.25% after custodian fee reductions, if any.

                                                                            Year Ended December 31,
                                                               ----------------------------------------------------------------

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)                     2005          2004        2003(4)      2002(4)     2001(4)
-------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $ 11.780     $  10.530    $   8.570    $  11.380     $ 13.690
                                                              ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:
     Net investment income (loss)(1) .......                  $  0.077     $   0.053    $   0.029    $   0.024     $ (0.009)
     Net realized and unrealized gain (loss)                     0.651         1.247        1.958       (2.812)      (2.301)
                                                              ---------    ---------    ---------    ---------     ---------
         Total income (loss)
         from investment operations.........                  $  0.728     $   1.300    $   1.987    $  (2.788)    $ (2.310)
                                                              ---------    ---------    ---------    ---------     ---------
Less distributions:

     Dividends from investment income.......                  $ (0.088)    $  (0.050)   $  (0.027)   $  (0.022)    $  -
                                                              ---------    ---------    ---------    ---------     ---------
         Total distributions................                  $ (0.088)    $  (0.050)   $  (0.027)   $  (0.022)    $  -
                                                              ---------    ---------    ---------    ---------     ---------
Net asset value, end of year................                  $ 12.420     $  11.780    $  10.530    $   8.570     $ 11.380
                                                              =========    =========    =========    =========     =========

Total Return(3) ............................                     6.20%        12.36%       23.20%      (24.50%)     (16.87%)

Ratios/Supplemental Data(1):

     Net assets, end of year (000 omitted)..                  $  66,742    $  65,503    $  71,539    $  66,609    $  95,121
     Ratio of net expenses to average net assets                 1.26%         1.25%        1.25%        1.22%       1.13%

     Ratio of net expenses after custodian fee
        reduction to average net assets(2)(5)                    1.25%         1.25%        1.25%        1.22%        1.13%

     Ratio of net investment income (loss) to
        average net assets .................                     0.66%         0.49%        0.31%        0.25%       (0.08%)
     Portfolio turnover rate................                       82%           74%         143%        130%           78%

------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended December 31, 2005, 2004 and 2003, the operating  expenses of the Fund were  reduced by an  allocation  of expenses  to the  distributor
   and/or  investment  adviser.  Had  such  action  not  been  undertaken,   net
   investment income per share and the ratios would have been as follows:

                                                                2005          2004         2003
                                                           ------------------------------------------

     Net investment income per share........                  $  0.077     $   0.050    $   0.024
                                                              =========    =========    =========

     Ratios (As a percentage of average net assets):

       Expenses.............................                     1.26%         1.28%        1.31%
                                                              =========    =========    =========

       Expenses after custodian fee reduction(2)                 1.25%         1.28%        1.31%
                                                              =========    =========    =========

       Net investment income................                     0.66%         0.46%        0.26%
                                                              =========    =========    =========


----------------------------------------------------------------------------------------------------------------

(2)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(3)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.

(4)Certain per share amounts are based on average shares outstanding.

(5)Under a written agreement in effect through the current fiscal year, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 1.25% after custodian fee reductions, if any.

                                                                           Year Ended December 31,
                                                               --------------------------------------------------------------

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)             2005(1)        2004        2003(1)      2002(1)     2001(1)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..........                    $15.070      $12.890      $ 9.840      $11.510     $15.180
                                                              ---------     ---------    ---------    ---------    ---------
Income (loss)  from investment operations:
     Net investment income (loss) ..........                    $ 0.129      $ 0.128      $ 0.073      $ 0.070    $ (0.023)
     Net realized and unrealized gain (loss)                      3.028        2.140        3.044       (1.740)     (3.647)
                                                              ---------     ---------    ---------    ---------    ---------
         Total income (loss)
            from investment operations......                    $ 3.157      $ 2.268      $ 3.117     $ (1.670)   $ (3.670)
                                                              ---------     ---------    ---------    ---------    ---------

Less distributions:

     Dividends from investment income.......                   $ (0.167)    $ (0.088)    $ (0.067)     $ -         $ -
                                                              ---------     ---------    ---------    ---------    ---------

         Total distributions................                   $ (0.167)     $(0.088)    $ (0.067)     $ -         $ -
                                                              ---------     ---------    ---------    ---------    ---------

Net asset value, end of year................                    $18.060      $15.070      $12.890      $ 9.840     $11.510
                                                              =========     =========    =========    =========    =========


Total return(2) ............................                     21.13%       17.71%       31.96%      (14.51%)    (24.18%)

Ratios/Supplemental Data

     Net assets, end of year (000 omitted)..                   $109,897     $ 62,266      $ 54,586     $ 50,835    $ 66,828
     Ratio of net expenses to average net assets                  1.66%        1.72%        1.80%       1.66%(3)     1.56%(3)

     Ratio of net expenses after custodian fee
       reduction to average net assets(4) ..                      1.62%        1.71%        1.80%        1.65%       -
     Ratio of net investment income (loss) to average
        net assets..........................                      0.81%        0.97%        0.81%        0.65%      (0.18%)
     Portfolio turnover rate  ..............                        99%         121%          77%          62%(5)      39%(5)

---------------------------------------------------------------------------------------------------------------------------------

(1)  Certain per share amounts are based on average shares outstanding.

(2)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.

(3)Includes the fund's share of its corresponding Portfolio's allocated expenses (Note 1).

(4)Custodian fees were reduced by credits resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(5)Represents  portfolio  turnover rate of the fund's  corresponding  portfolio
   (Note 1).

                                                                            Year Ended December 31,
                                                               ------------------------------------------------------------

WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)                    2005          2004         2003         2002        2001
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..........                  $  9.980     $  10.250    $  10.490    $  10.290     $ 10.080
                                                              ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:

   Net investment income(1)  ...............                  $  0.227     $   0.123    $   0.165    $   0.349     $  0.480(7)
   Net realized and unrealized gain (loss)..                    (0.128)       (0.080)      (0.102)       0.200        0.195(7)
                                                              ---------    ---------    ---------    ---------     ---------
     Total income from investment operations                  $  0.099     $   0.043    $   0.063    $   0.549     $  0.675
                                                              ---------    ---------    ---------    ---------     ---------
Less distributions:

     Distributions from investment income...                  $ (0.299)    $  (0.313)   $  (0.303)   $  (0.349)    $ (0.465)
                                                              ---------    ---------    ---------    ---------     ---------
     Total distributions....................                  $ (0.299)    $  (0.313)   $  (0.303)   $  (0.349)    $ (0.465)
                                                              ---------    ---------    ---------    ---------     ---------
Net asset value, end of year................                  $  9.780     $   9.980    $  10.250    $  10.490     $ 10.290
                                                              =========    =========    =========    =========     =========
Total return(2) ............................                     1.01%        0.43%         0.61%        5.42%        6.82%

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted)....                  $ 18,567     $ 21,573     $  27,557    $  33,839     $ 36,025
   Ratio of net expenses to average net assets                   0.97%         0.96%        0.95%       0.97%(3)     0.97%(3)
   Ratio of net expenses after custodian fee
      reduction to average net assets(4)(6)                      0.95%         0.95%        0.95%       0.95%(3)     0.95%(3)
   Interest expense  .......................                     0.01%         _            0.01%       -            -
   Ratio of net investment income to average
      net assets............................                     2.35%         1.38%        1.75%       3.10%        4.40%
   Portfolio turnover rate  ................                      109%          138%         165%        64%(5)      92%(5)

---------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended  December 31,  2005,  2004,  2003,  2002,  and 2001,  the
   operating expenses of the fund were reduced by an allocation of expenses to the investment adviser, a reduction in distribution fees by the principal underwriter, a reduction in administration fees, or a combination thereof.
   Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2005          2004         2003         2002         2001
                                                     --------------------------------------------------------------------

     Net investment income per share........                  $  0.170     $   0.097    $   0.134    $   0.323     $  0.452
                                                              =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):

       Expenses ............................                     1.56%         1.38%        1.28%        1.20%(3)     1.22%(3)
                                                              =========    =========    =========    =========     =========
       Expense after custodian fee reduction(4)                  1.54%         1.37%        1.28%        1.18%(3)     1.20%(3)
                                                              =========    =========    =========    =========     =========
       Interest expense.....................                     0.01%         -            0.01%        -            -
                                                              =========    =========    =========    =========     =========
       Net investment income................                     1.76%         0.96%        1.42%        2.87%        4.15%
                                                              =========    =========    =========    =========     =========

---------------------------------------------------------------------------------------------------------------------------------

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)Includes each fund's share of its corresponding portfolio's allocated expenses (Note 1).

(4)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(5) Represents  portfolio  turnover rate of the fund's  corresponding  portfolio
    (Note 1).

(6)Under a written agreement, Wright waives all or a portion of its advisory and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.

(7)Reporting   guidelines   require  the  funds  to  disclose   the  effects  of
   implementing  the  change in  accounting  for  amortization  of  premium  and discount on debt  securities.  If  adjustments  were not made, net investment income per share would have been $0.491 and net realized and unrealized  gain
   (loss) per share would have been $0.184.

                                                                            Year Ended December 31,
                                                              ----------------------------------------------------------------

WRIGHT CURRENT INCOME FUND (WCIF)                               2005          2004         2003         2002       2001(2)
-----------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $  9.890     $  10.490    $  10.810    $  10.580    $ 10.460
                                                              ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:
   Net investment income(1)  ...............                  $  0.400     $   0.447    $   0.417    $   0.565    $  0.616
   Net realized and unrealized gain (loss)..                    (0.230)       (0.112)      (0.235)       0.231       0.120
                                                              ---------    ---------    ---------    ---------     ---------
       Total income from investment operations                $  0.170     $   0.335    $   0.182    $   0.796    $  0.736
                                                              ---------    ---------    ---------    ---------     ---------

Less distributions:

   Distributions from investment income.....                  $ (0.430)    $  (0.482)   $  (0.502)   $  (0.555)   $ (0.616)
   Distributions from capital gains.........                    (0.020)       (0.453)       -            -          --
   Tax return of capital....................                     -             -            -           (0.011)     --
                                                              ---------    ---------    ---------    ---------     ---------
       Total distributions..................                  $ (0.450)    $  (0.935)   $  (0.502)   $  (0.566)   $ (0.616)
                                                              ---------    ---------    ---------    ---------     ---------
Net asset value, end of year................                  $  9.610     $   9.890    $  10.490    $  10.810    $ 10.580
                                                              =========    =========    =========    =========     =========
Total return(3) ............................                     1.76%         3.29%        1.73%        7.70%        7.18%
Ratios/Supplemental Data(1):
   Net assets, end of year (000 omitted)....                  $  33,861    $  35,013    $  36,332    $  59,077     $54,966
   Ratio of net expenses to average net assets                   0.97%         0.97%        0.95%        0.97%(5)     0.95%(5)

   Ratio of net expenses after custodian fee
     reduction to average net assets(6) (7)                      0.95%         0.95%        0.95%        0.95%(5)     --
   Interest expense.........................                     0.01%         0.02%        0.01%         --           --
   Ratio of net investment income
      to average net assets.................                     4.12%         4.29%        4.43%        5.28%         5.83%
   Portfolio turnover rate .................                      103%           27%          20%          36%(4)         4%(4)

---------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended  December 31,  2005,  2004,  2003,  2002,  and 2001,  the
   operating expenses of the fund were reduced by an allocation of expenses to the investment adviser or a reduction in distribution expense by the distributor. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2005          2004         2003         2002         2001
                                                     --------------------------------------------------------------------

     Net investment income per share........                  $  0.369     $   0.410    $   0.401    $   0.555     $ 0.609
                                                              =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):
       Expenses ............................                     1.30%         1.28%        1.12%        1.06%(5)    1.02%(5)
                                                              =========    =========    =========    =========     =========
       Expenses after custodian fee reduction                    1.28%(7)      1.25%(7)     1.12%        1.04%(5)(7)   --
                                                              =========    =========    =========    =========     =========

       Interest expense.....................                     0.01%         0.02%        0.01%        --            --
                                                              =========    =========    =========    =========     =========

       Net investment income................                     3.80%         3.99%        4.26%        5.19%       5.76%
                                                              =========    =========    =========    =========     =========
---------------------------------------------------------------------------------------------------------------------------------

(2 Certain of the per share data are based on average shares outstanding.

(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)Represents portfolio turnover rate at the fund's corresponding portfolio (Note 1).

(5)Includes each fund's share of its corresponding portfolio's allocated expenses (Note 1).

(6)Under a written agreement in effect for the current fiscal year, Wright waives all or a portion of either its advisory and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.

(7)Custodian fees were reduced by credits resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.


                                                                            Year Ended December 31,
                                                               ------------------------------------------------------------------

 WRIGHT TOTAL RETURN BOND FUND (WTRB)                           2005          2004         2003         2002        2001
---------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year..........                  $ 12.770     $  12.870    $  13.010    $  12.550     $ 12.630
                                                              ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:

   Net investment income(1) ................                  $  0.465     $   0.453    $   0.483    $   0.639     $  0.709 (2)
   Net realized and unrealized gain (loss)..                    (0.271)       (0.011)      (0.066)       0.461       (0.090)(2)
                                                              ---------    ---------    ---------    ---------     ---------
     Total income from investment operations                  $  0.194     $   0.442    $   0.417    $   1.100     $  0.619
                                                              ---------    ---------    ---------    ---------     ---------
Less distributions:

   Distributions from investment income.....                  $ (0.534)    $  (0.542)   $  (0.557)   $  (0.640)    $ (0.699)
                                                              ---------    ---------    ---------    ---------     ---------
     Total distributions....................                  $ (0.534)    $  (0.542)   $  (0.557)   $  (0.640)    $ (0.699)
                                                              ---------    ---------    ---------    ---------     ---------
Net asset value, end of year................                  $ 12.430     $ 12.770     $ 12.870     $  13.010     $ 12.550
                                                              =========    =========    =========    =========     =========

Total return(3) ............................                     1.54%        3.52%        3.25%         9.03%        4.96%

Ratios/Supplemental Data(1):

   Net assets, end of year (000 omitted)....                  $ 41,288     $ 38,213     $ 42,317     $  39,404     $ 50,620
   Ratio of net expenses to average net assets                   0.98%        0.96%        0.95%        0.96%        0.96%

   Ratio of net expenses after custodian fee
     reduction to average net assets(4)(5) .                     0.95%        0.95%        0.95%        0.95%        0.95%
   Ratio of net investment income to average
      net assets............................                     3.66%        3.58%        3.67%        4.92%        5.44%
   Portfolio turnover rate..................                       86%          64%         131%          68%          38%

--------------------------------------------------------------------------------------------------------------------------------

(1)For the years ended  December 31,  2005,  2004,  2003,  2002,  and 2001,  the
   operating expenses of the fund were reduced by an allocation of expenses to the investment adviser, and/or a reduction in distribution expenses by the distributor. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                2005          2004         2003         2002         2001
                                                     --------------------------------------------------------------------

   Net investment income per share..........                  $  0.439     $  0.429     $  0.455     $   0.621     $  0.701
                                                              =========    =========    =========    =========     =========
   Ratios (As a percentage of average net assets):

     Expenses...............................                     1.18%         1.18%        1.17%        1.09%        1.02%
                                                              =========    =========    =========    =========     =========
     Expenses after custodian fee reduction(4)                   1.15%         1.17%        1.17%        1.08%         1.01%
                                                              =========    =========    =========    =========     =========
     Net investment income..................                     3.46%         3.36%        3.46%        4.78%        6.38%
                                                              =========    =========    =========    =========     =========

---------------------------------------------------------------------------------------------------------------------------------

(2)Reporting   guidelines   require  the  funds  to  disclose   the  effects  of
   implementing  the  change in  accounting  for  amortization  of  premium  and discount on debt  securities.  If  adjustments  were not made, net investment income per share would have been $0.716 and net realized and unrealized  gain
   (loss) per share would have been $(0.097).

(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.

(5)Under a written agreement, Wright waives all or a portion of either its advisory and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.

FOR MORE INFORMATION

Additional information about the funds' investments is available in the funds' semi-annual and annual reports to shareholders. The funds' annual report contains a discussion of the market conditions and investment strategies that affected the funds' performance over the past year.

You may want to read the statement of additional information (SAI) for more information on the funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of the prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the funds by writing, calling, or e-mailing:


    Wright Investors' Service Distributors, Inc.
    440 Wheelers Farms Road
    Milford, CT 06461
    (800) 888-9471
    E-mail: funds@wrightinvestors.com


Copies of documents and application forms can be viewed and downloaded from Wright's web site: www.wrightinvestors.com.

Text-only versions of fund documents can be viewed on-line or downloaded from the SEC's web site at http://www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained by sending your request and the appropriate duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic mail at publicinfo@sec.gov. Investment Company Act file numbers:

     The Wright Managed Equity Trust..........................811-03489
     The Wright Managed Income Trust..........................811-03668

                           WRIGHT CURRENT INCOME FUND
                  (a series of The Wright Managed Income Trust)

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 13, 2006

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related Prospectus (also dated November 13, 2006), which covers shares of Wright Current Income Fund, to be issued in exchange for shares of Wright U.S. Government Near Term Fund. Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you free of charge (please call 1-800-888-9471).

         INTRODUCTION......................................................2
         EXHIBITS......................................................... 2
         ADDITIONAL INFORMATION ABOUT WRIGHT CURRENT INCOME FUND...........2
                  FUND HISTORY.............................................2
                  DESCRIPTION OF THE FUND AND ITS INVESTMENT AND RISKS.....2
                  MANAGEMENT OF THE FUND...................................2
                  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......3
                  INVESTMENT ADVISORY AND OTHER SERVICES...................3
                  PORTFOLIO MANAGERS.......................................3
                  BROKERAGE ALLOCATION AND OTHER PRACTICES.................3
                  CAPITAL STOCK AND OTHER SECURITIES.......................3
                  PURCHASE, REDEMPTION AND PRICING OF SHARES...............3
                  TAXATION OF THE FUND.....................................3
                  UNDERWRITERS.............................................3
                  CALCULATION OF PERFORMANCE DATA..........................3
                  FINANCIAL STATEMENTS.....................................3

                                  INTRODUCTION

         This Statement of Additional Information is intended to supplement the information provided in the Prospectus, dated November 13, 2006 (the "Prospectus"), relating to the proposed reorganization of Wright U.S. Government Near Term Fund into Wright Current Income Fund, each a series of The Wright Managed Income Trust.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

         The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Statement of additional information of The Wright Managed Income Trust, dated May 1, 2006 (the "SAI") (File No. 2-81915), as filed with the Securities and Exchange Commission on April 27, 2006 (Accession No. 0000715165-06-000014), is incorporated herein by reference.

2 Annual Report of The Wright Managed Income Trust for the fiscal year ended December 31, 2005 (File No.811-3668), as filed with the Securities and Exchange Commission on February 27, 2006 (Accession No. 0000715165-06-000010), is incorporated herein by reference.

3. Semiannual Report of The Wright Managed Income Trust for the period ended June 30, 2006 (the "Semiannual Report") (File No. 811-3668), as filed with the Securities and Exchange Commission on August 18, 2006 (Accession No. 000075-165-06-000026), is
         incorporated herein by reference.


                          ADDITIONAL INFORMATION ABOUT
                           WRIGHT CURRENT INCOME FUND

FUND HISTORY

         For additional information about Wright Current Income Fund generally, see "Additional Information About the Trust" in the SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

         For additional information about Wright Current Income Fund's investment objective, policies, risks and restrictions, see "The Funds and their Investment Policies - The Wright Managed Income Trust - Wright Current Income Fund" and "Additional Investment Policies and Other Information" in the SAI.

MANAGEMENT OF THE FUND

         For additional information about Wright Current Income Fund's Board of Trustees and officers, see "Management and Organization" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For additional information, see "Ownership of Shares of the Funds" in the Prospectus and "Control Persons and Principal Holders of Shares" "Custodian and Transfer Agent," and "Independent Registered Public Accounting Firm" in the SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information, see "Investment Advisory and Administrative Services," "Custodian and Transfer Agent," and "Independent Registered Public Accounting Firm" in the SAI.

PORTFOLIO MANAGERS

         For additional information about Wright Current Income Fund's portfolio managers, see "Investment Advisory and Administrative Services" in the SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about the Wright Current Income Fund's brokerage allocation practices, see "Brokerage Allocation" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For   additional   information   about  the  voting  rights  and  other
characteristics of shares of beneficial interest of Wright Current Income Fund, see "Pricing of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of Wright Current Income Fund, see "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

         For additional information about tax matters related to an investment in Wright Current Income Fund, see "Taxes" in the SAI.

UNDERWRITERS

         For additional information about the Wright Current Income Fund's principal underwriter and distribution plans, see "Principal Underwriter" and "Service Plans" in the SAI.

CALCULATION OF PERFORMANCE DATA

         See "Summary - Comparison of Fund Performance" in the Prospectus.

FINANCIAL STATEMENTS

         For additional information, see "Financial Statements" in the SAI, the Annual Report and the Semiannual Report.

           WRIGHT CURRENT INCOME FUND AND WRIGHT U.S. GOVERNMENT NEAR TERM FUND
                         PRO FORMA FINANCIAL STATEMENTS
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                   (unaudited)

Wright      Wright   Pro                                                                Wright     Wright       Pro
U.S. Govt.  Current  Forma                                                              U.S. Govt. Current     Forma
Near Term   Income   Combined                                                           Near Term  Income   Combined
Face        Face     Face                                Coupon Rate &         Market   Market     Market     Market
Amount      Amount   Amount   Security Descriptions      Maturity Date          Price   Value      Value       Value    Yield

---------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES

          854,084   854,084    CMFC 2003-S13 A16          5.000% Due 11-25-33   95.02                811,511    811,511    5.30
        1,598,384 1,598,384    Countrywide Home Loans     6.000% Due 02-25-36   97.96              1,565,729  1,565,729    6.10

MORTGAGE-BACKED SECURITIES

          148,908   148,908    FGCI Gold Pool #G00812     6.500% Due 04-01-26  101.07                150,500    150,500    6.40
          322,296   322,296    FGCI Pool #b11636          5.000% Due 01-01-19   96.51                311,038    311,038    5.20
          174,804   174,804    FGCI Pool #e00678          6.500% Due 06-01-14  101.18                176,869    176,869    6.40
          181,109   181,109    FGCI Pool #e00721          6.500% Due 07-01-14  101.18                183,248    183,248    6.40
32,893      6,579    39,472    FGFB Pool #M90724          5.500% Due 05-01-07   99.97      32,883      6,577     39,460    5.50
145,279   145,279   290,558    FGFB Pool #M90767          4.500% Due 11-01-07   98.65     143,318    143,318    286,636    4.60
300,274             300,274    FGFB Pool #M90796          4.000% Due 02-01-08   97.33     292,243               292,243    4.10
237,095    79,032   316,126    FGFB Pool #M90802          4.000% Due 03-01-08   96.56     228,927     76,309    305,236    4.10
879,878             879,878    FGFB Pool #M90937          5.000% Due 08-01-09   98.17     863,747               863,747    5.10
862,122             862,122    FGFB Pool #M90941          4.500% Due 08-01-09   97.13     837,358               837,358    4.60
           62,422    62,422    FGLMC Pool #c00548         7.000% Due 08-01-27  102.58                 64,031     64,031    6.80
          177,832   177,832    FGLMC Pool #c00778         7.000% Due 06-01-29  102.46                182,205    182,205    6.80
          252,995   252,995    FGLMC Pool #c47318         7.000% Due 09-01-29  103.67                262,275    262,275    6.80
          247,590   247,590    FGLMC Pool #d82572         7.000% Due 09-01-27  102.58                253,969    253,969    6.80
262,835             262,835    FHARM Pool #1B1291 Flt     4.400% Due 11-01-33   98.00     257,585               257,585    4.50
669,513             669,513    FHARM Pool #1G0233 Flt     5.018% Due 05-01-35   97.93     655,661               655,661    5.10
          135,979   135,979    FHARM Pool #765183 Flt     5.808% Due 08-01-24  100.41                136,540    136,540    5.80
44,273               44,273    FHLMC Gold Balloon #M90710 5.000% Due 03-01-07   99.15      43,897                43,897    5.00
          531,077   531,077    FHLMC-FHG 15 L GNMA        7.000% Due 07-25-23  102.43                543,968    543,968    6.80
          121,178   121,178    FNCI Pool #663689          5.000% Due 01-01-18   96.56                117,005    117,005    5.20
          422,169   422,169    FNCI Pool #816468          5.000% Due 03-01-20   96.37                406,849    406,849    5.20
        1,188,414 1,188,414    FNCL Pool #255669          4.500% Due 02-01-35   90.69              1,077,768  1,077,768    5.00
          174,528   174,528    FNCL Pool #545133          6.500% Due 12-01-28  100.99                176,248    176,248    6.40
          576,682   576,682    FNCL Pool #673315          5.500% Due 11-01-32   96.52                556,587    556,587    5.70
          366,316   366,316    FNCL Pool #729950          6.000% Due 12-01-33   98.76                361,783    361,783    6.10
           64,996    64,996    FNCL Pool #733750          6.310% Due 10-01-32  100.13                 65,080     65,080    6.30
507,131             507,131    FNCL Pool #745467 Flt      5.858% Due 04-01-36   99.94     506,814               506,814    5.80
          592,929   592,929    FNCL Pool #801357          5.500% Due 08-01-34   96.52                572,267    572,267    5.70
          654,852   654,852    FNCL Pool #816108          5.500% Due 05-01-35   96.15                629,630    629,630    5.70
          602,069   602,069    FNCL Pool #821574          6.000% Due 06-01-35   98.53                593,241    593,241    6.10
59,730     29,865    89,596    FNCX Pool #254227          5.000% Due 02-01-09   97.92      58,491     29,245     87,736    5.10
           28,650    28,650    FNCX Pool #254505          5.000% Due 11-01-09   97.92                 28,055     28,055    5.10
          128,028   128,028    FNMA Pool #535131          6.000% Due 03-01-29   98.94                126,676    126,676    6.10
369,113   159,862   528,975    FNMA Pool #701043 Flt      4.033% Due 04-01-33   98.28     362,763    157,112    519,875    4.10
636,504             636,504    FNMA Pool #809324 Flt      4.880% Due 02-01-35   98.38     626,221               626,221    4.90
          622,544   622,544    FNMA Series G93-5 Class Z  6.500% Due 02-25-23  100.58                626,169    626,169    6.50
          123,247   123,247    G2SF Pool #3484            3.500% Due 09-20-33   82.51                101,689    101,689    4.10
        3,037,444 3,037,444    G2SF Pool #3734            4.500% Due 07-20-35   90.84              2,759,104  2,759,104    5.00
          116,380   116,380    G2SF Pool #601135          6.310% Due 09-20-32  100.20                116,607    116,607    6.30
          133,894   133,894    G2SF Pool #601255          6.310% Due 01-20-33  100.16                134,102    134,102    6.30
          113,703   113,703    G2SF Pool #608120          6.310% Due 01-20-33  100.16                113,880    113,880    6.30
           42,758    42,758    GNMA II Pool #000723       7.500% Due 01-20-23  103.90                 44,426     44,426    7.20
               49        49    GNMA Pool #12526           8.000% Due 11-15-06  100.33                     49         49    8.00
            4,281     4,281    GNMA Pool #1596            9.000% Due 04-20-21  107.54                  4,604      4,604    8.40
            5,913     5,913    GNMA Pool #172558          9.500% Due 08-15-16  108.46                  6,413      6,413    8.80
            2,376     2,376    GNMA Pool #176992          8.000% Due 11-15-16  105.01                  2,495      2,495    7.60
            2,671     2,671    GNMA Pool #177784          8.000% Due 10-15-16  105.01                  2,805      2,805    7.60
           12,572    12,572    GNMA Pool #192357          8.000% Due 04-15-17  105.22                 13,229     13,229    7.60
           19,087    19,087    GNMA Pool #194057          8.500% Due 04-15-17  107.06                 20,434     20,434    7.90
            5,243     5,243    GNMA Pool #194287          9.500% Due 03-15-17  108.81                  5,705      5,705    8.70
            1,532     1,532    GNMA Pool #196063          8.500% Due 03-15-17  107.06                  1,640      1,640    7.90
            7,709     7,709    GNMA Pool #211231          8.500% Due 05-15-17  107.06                  8,253      8,253    7.90
            4,579     4,579    GNMA Pool #212601          8.500% Due 06-15-17  107.06                  4,902      4,902    7.90
            4,337     4,337    GNMA Pool #220917          8.500% Due 04-15-17  107.06                  4,644      4,644    7.90
            8,737     8,737    GNMA Pool #223348          10.000% Due 07-15-18 109.51                  9,568      9,568    9.20
           65,457    65,457    GNMA Pool #2268            7.500% Due 08-20-26  104.07                 68,121     68,121    7.20
            7,027     7,027    GNMA Pool #2855            8.500% Due 12-20-29  107.07                  7,524      7,524    7.90
           13,115    13,115    GNMA Pool #228308          10.000% Due 01-15-19 109.50                 14,362     14,362    9.20
            3,000     3,000    GNMA Pool #230223          9.500% Due 04-15-18  109.11                  3,273      3,273    8.70
              868       868    GNMA Pool #247473          10.000% Due 09-15-18 104.20                    904        904    9.20
            3,684     3,684    GNMA Pool #247872          10.000% Due 09-15-18 109.51                  4,034      4,034    9.20
            4,391     4,391    GNMA Pool #251241          9.500% Due 06-15-18  109.11                  4,791      4,791    8.70
            5,732     5,732    GNMA Pool #260999          9.500% Due 09-15-18  109.11                  6,254      6,254    8.70
            5,926     5,926    GNMA Pool #263439          10.000% Due 02-15-19 109.50                  6,490      6,490    9.20
            1,511     1,511    GNMA Pool #265267          9.500% Due 08-15-20  109.60                  1,656      1,656    8.70
            1,944     1,944    GNMA Pool #266983          10.000% Due 02-15-19 109.50                  2,128      2,128    9.20
            3,180     3,180    GNMA Pool #273690          9.500% Due 08-15-19  109.37                  3,478      3,478    8.70
            1,559     1,559    GNMA Pool #286556          9.000% Due 03-15-20  107.79                  1,680      1,680    8.40
            4,933     4,933    GNMA Pool #301366          8.500% Due 06-15-21  107.72                  5,314      5,314    7.90
            5,945     5,945    GNMA Pool #302933          8.500% Due 06-15-21  107.72                  6,404      6,404    7.90
           11,591    11,591    GNMA Pool #308792          9.000% Due 07-15-21  107.94                 12,511     12,511    8.30
            3,617     3,617    GNMA Pool #314222          8.500% Due 04-15-22  107.87                  3,902      3,902    7.90
            3,804     3,804    GNMA Pool #315187          8.000% Due 06-15-22  105.92                  4,029      4,029    7.60
           14,193    14,193    GNMA Pool #315754          8.000% Due 01-15-22  105.92                 15,033     15,033    7.60
           29,056    29,056    GNMA Pool #319441          8.500% Due 04-15-22  107.87                 31,342     31,342    7.90
            9,734     9,734    GNMA Pool #325165          8.000% Due 06-15-22  105.92                 10,310     10,310    7.60
          593,406   593,406    GNMA Pool #3259            5.500% Due 07-20-32   96.70                573,841    573,841    5.70
          391,134   391,134    GNMA Pool #3284            5.500% Due 09-20-32   96.70                378,238    378,238    5.70
           15,626    15,626    GNMA Pool #335950          8.000% Due 10-15-22  105.92                 16,551     16,551    7.60
          245,510   245,510    GNMA Pool #346987          7.000% Due 12-15-23  103.17                253,288    253,288    6.80
          116,225   116,225    GNMA Pool #352001          6.500% Due 12-15-23  101.45                117,908    117,908    6.40
           53,384    53,384    GNMA Pool #352110          7.000% Due 08-15-23  103.17                 55,075     55,075    6.80
        2,156,514 2,156,514    GNMA Pool #3556            5.500% Due 05-20-34   96.64              2,084,011  2,084,011    5.70
           98,978    98,978    GNMA Pool #368238          7.000% Due 12-15-23  103.17                102,114    102,114    6.80
           51,535    51,535    GNMA Pool #372379          8.000% Due 10-15-26  106.24                 54,750     54,750    7.50
           95,410    95,410    GNMA Pool #410215          7.500% Due 12-15-25  104.71                 99,901     99,901    7.20
           18,626    18,626    GNMA Pool #414736          7.500% Due 11-15-25  104.71                 19,503     19,503    7.20
           62,040    62,040    GNMA Pool #420707          7.000% Due 02-15-26  103.30                 64,085     64,085    6.80
           36,274    36,274    GNMA Pool #421829          7.500% Due 04-15-26  104.76                 38,000     38,000    7.20
           19,481    19,481    GNMA Pool #431036          8.000% Due 07-15-26  106.24                 20,697     20,697    7.50
           73,265    73,265    GNMA Pool #431612          8.000% Due 11-15-26  106.24                 77,834     77,834    7.50
           20,182    20,182    GNMA Pool #442190          8.000% Due 12-15-26  106.24                 21,441     21,441    7.50
           23,469    23,469    GNMA Pool #449176          6.500% Due 07-15-28  101.58                 23,839     23,839    6.40
           58,061    58,061    GNMA Pool #462623          6.500% Due 03-15-28  101.58                 58,977     58,977    6.40
          415,312   415,312    GNMA Pool #471369          5.500% Due 05-15-33   97.08                403,189    403,189    5.70
          113,739   113,739    GNMA Pool #475149          6.500% Due 05-15-13  101.75                115,730    115,730    6.40
          145,982   145,982    GNMA Pool #489377          6.375% Due 03-15-29  101.02                147,471    147,471    6.30
          139,223   139,223    GNMA Pool #524811          6.375% Due 09-15-29  101.02                140,643    140,643    6.30
           51,063    51,063    GNMA Pool #538314          7.000% Due 02-15-32  103.19                 52,691     52,691    6.80
          395,903   395,903    GNMA Pool #595606          6.000% Due 11-15-32   99.38                393,437    393,437    6.00
           63,863    63,863    GNMA Pool #602377          4.500% Due 06-15-18   95.36                 60,900     60,900    4.70
           55,492    55,492    GNMA Pool #603377          4.500% Due 01-15-18   95.36                 52,917     52,917    4.70
          970,381   970,381    GNMA Pool #608639          5.500% Due 07-15-24   97.43                945,426    945,426    5.60
          581,911   581,911    GNMA Pool #616829          5.500% Due 01-15-25   98.44                572,806    572,806    5.70
          490,383   490,383    GNMA Pool #624600          6.150% Due 01-15-34   99.81                489,428    489,428    6.20
          612,617   612,617    GNMA Pool #648541          6.000% Due 10-20-35   98.85                605,572    605,572    6.10
           85,304    85,304    GNMA Pool #780429          7.500% Due 09-15-26  104.73                 89,342     89,342    7.20
          192,595   192,595    GNMA Pool #81161 Flt       5.500% Due 11-20-34   98.85                190,372    190,372    5.60
        1,833,146 1,833,146    GNMA Ser 1999-4            6.000% Due 02-20-29   99.60              1,825,850  1,825,850    6.00
          750,000   750,000    GNMA Ser 2002-47           6.500% Due 07-16-32  101.77                763,250    763,250    6.40
          359,887   359,887    GNMA Ser 2002-7            6.500% Due 01-20-32  101.76                364,047    364,047    6.40
           62,513    62,513    GNSF Pool #396537          7.490% Due 03-15-25  104.68                 65,436     65,436    7.20
           46,555    46,555    GNSF Pool #399726          7.490% Due 05-15-25  104.68                 48,732     48,732    7.20
          181,115   181,115    GNSF Pool #399788          7.490% Due 09-15-25  104.68                189,584    189,584    7.20
           90,698    90,698    GNSF Pool #399958          7.490% Due 02-15-27  104.77                 95,023     95,023    7.20
           71,036    71,036    GNSF Pool #399964          7.490% Due 04-15-26  104.73                 74,392     74,392    7.20
           64,582    64,582    GNSF Pool #438004          7.490% Due 11-15-26  104.73                 67,634     67,634    7.20
          708,386   708,386    GNSF Pool #603250          5.500% Due 04-15-34   97.04                687,445    687,445    5.70
          217,999   217,999    GNSF Pool #609452          4.000% Due 08-15-33   88.44                192,797    192,797    4.50
          805,242   805,242    GNSF Pool #631623          5.500% Due 08-15-34   97.04                781,439    781,439    5.70
           839,844   839,844   GNSF Pool #640225          5.500% Due 04-15-35   97.00                814,688    814,688    5.70
        1,842,983 1,842,983    GNSF Pool #640940          5.500% Due 05-15-35   97.00              1,787,780  1,787,780    5.70
        1,420,999 1,420,999    GNTW Pool #651026          5.500% Due 12-15-25   97.38              1,383,713  1,383,713    5.70

AGENCIES

500,000             500,000    FHLB                       4.875% Due 08-22-07   99.32     496,590               496,590    4.90
3,140,000         3,140,000    FHLB                       4.000% Due 03-10-08   97.67   3,066,737             3,066,737    4.10
          500,000   500,000    FHLB Disc Corp             0.000% Due 07-05-06   99.94                499,719    499,719    0.00
1,345,000         1,345,000    FHLMC                      3.030% Due 06-11-08   95.58   1,285,593             1,285,593    3.20
2,335,000         2,335,000    FNMA                       3.000% Due 11-22-06   99.08   2,313,597             2,313,597    3.00

GOVERNMENT BONDS

  635,000           635,000    U.S. Treasury Notes        3.000% Due 11-15-07   97.12     616,719               616,719    3.10
2,125,000         2,125,000    U.S. Treasury Notes        3.375% Due 11-15-08   96.10   2,042,159             2,042,159    3.50

15,086,641 32,736,104 47,822,745                          Total Investments            14,731,303 31,921,397 46,652,700

                               Other Assets, Less Liabilities                             709,541    418,143  1,127,684

                               Net Assets                                              15,440,844 32,339,540 47,780,384

                               (Identified cost)                                       14,972,279 32,158,900 47,131,179


          WRIGHT CURRENT INCOME FUND AND WRIGHT U.S. GOVERNMENT NEAR TERM FUND
                                    PRO FORMA
                       Statement of Assets and Liabilities
                               As of June 30, 2006
                                   (Unaudited)

                                                           Wright U.S.            Wright
                                                            Government           Current         Pro forma        Pro Forma
                                                        Near Term Fund      Income Fund        Adjustments         Combined
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS
     Investments, at value                                 $14,731,303      $31,921,397                        $46,652,700
     (Identified Cost)                                    ($14,972,279)    ($32,158,900)                      ($47,131,179)

     Cash                                                      336,826          749,445                          1,086,271
     Receivables for investments sold                        2,843,646            1,088                          2,844,734
     Receivable for fund shares sold                             8,289           29,449                             37,738
     Receivable from investment adviser                         13,669            5,818                             19,487
     Interest receivable                                        92,260          153,123                            245,383
     Prepaid expenses                                           14,815           19,974                             34,789
     Total Assets                                           18,040,808       32,880,294                         50,921,102

LIABILITIES

     Payable for fund shares reacquired                      2,570,558          474,310                          3,044,868
     Distributions payable                                      11,418           45,041                             56,459
     Payable to affiliate for Trustees' fees                        36               36                                 72
     Transfer agent fee                                          3,680            3,167                              6,847
     Accrued expenses and other liabilities                     14,272           18,200                             32,472
     Total Liabilities                                       2,599,964          540,754                          3,140,718

NET ASSETS                                                  15,440,844       32,339,540                         47,780,384

NET ASSETS CONSIST OF:
     Proceeds  from sales of shares
     (including  the market value of  securities
     received in exchange for fund shares and shares
     issued to  shareholders  in
     payment of distributions declared),
     less cost of shares acquired                           17,472,526       32,360,194                         49,832,720

     Accumulated undistributed net realized gain on
     investments (computed on the basis of
     identified cost)                                       (1,748,669)         246,627                         (1,502,042)

     Unrealized appreciation/(depreciation) on investments
     (computed on the basis on identified cost)               (240,976)        (237,503)                          (478,479)

     Accumulated undistributed net investment income           (42,037)         (29,778)                           (71,815)

     Net assets applicable to outstanding shares            15,440,844       32,339,540                         47,780,384

     SHARES OF BENEFICIAL INTEREST OUTSTANDING               1,590,714        3,472,391         1,657,929        5,130,320

     NET ASSET VALUE, OFFERING PRICE,
     AND REDEMPTION PRICE PER SHARE OF
     BENEFICIAL INTEREST                                         $9.71            $9.31                              $9.31


See Notes to Pro Forma Financial Statements

        WRIGHT CURRENT INCOME FUND AND WRIGHT U.S. GOVERNMENT NEAR TERM FUND
                                   PRO FORMA
                             Statement of Operations
                    For the twelve months ended June 30, 2006
                                   (Unaudited)

                                           WNTB                    WCIF                Pro Forma
                                          7/1/05-                 7/1/05-                 Adjust-      See      Pro Forma
                                          6/30/06        %       6/30/06          %        ments      Note       Combined      %
----------------------------------------------------------------------------------------------------------------------------------

Interest Income                          649,408               1,767,413                                       2,416,821

Investment Adviser Fee                    82,788       0.45%     152,823       0.45%                             235,611     0.45%
Administrator Fee                         16,557       0.09%      30,564       0.09%                              47,121     0.09%
Compensation of Trustees                  12,247       0.07%      12,220       0.04%                              24,467     0.05%
Custodian                                 48,923       0.27%      62,653       0.18%     (25,000)     (3a)        86,576     0.17%
Distribution Expenses                     45,993       0.25%      84,901       0.25%                             130,894     0.25%
Transfer and dividend disbursing
     Agent Fees                           21,628       0.12%      18,955       0.06%     (12,500)     (3b)        28,083     0.05%
Printing                                   3,209       0.02%       3,057       0.01%                               6,266     0.01%
Interest Expense                           1,993       0.01%       5,094       0.01%                               7,087     0.01%
Shareholder Communications                 4,500       0.02%       3,584       0.01%                               8,084     0.02%
Audit Services                            30,776       0.17%      29,198       0.09%     (27,775)     (3c)        32,199     0.06%
Legal Services                             4,928       0.03%       5,610       0.02%                              10,538     0.02%
Registration Costs                        22,390       0.12%      31,444       0.09%     (22,390)     (3d)        31,444     0.06%
Miscellaneous                              3,299       0.02%       4,994       0.01%      (3,200)     (3e)         5,093     0.01%
     Total Expenses                      299,231       1.63%     445,097       1.31%     (90,865)     (3f)       653,463     1.25%

Reduction of custodian fee                (5,134)     -0.03%      (4,821)     -0.01%                              (9,955)   -0.02%
Allocation of expenses
     to the investment adviser           (27,486)     -0.15%     (21,356)     -0.06%      48,842      (3g)             0     0.00%
Reduction of adviser fees                (46,017)     -0.25%     (12,138)     -0.04%      42,448      (3h)       (15,707)   -0.03%
Reduction of distribution expenses       (45,868)     -0.25%     (84,901)     -0.25%                  (3i)      (130,769)   -0.25%
     Total Deductions                   (124,505)     -0.68%    (123,216)     -0.36%                            (156,431)   -0.30%

Net expenses                             174,726       0.95%     321,881       0.95%                             497,032     0.95%

Net investment income                    474,682       2.58%   1,445,532       4.26%                           1,919,789     3.67%


Net realized Gain (Loss)
     on investment transactions         (183,536)                223,858                                          40,322
Change in unrealized
     appreciation/depreciation
     of investments                      (76,874)             (1,627,216)                                     (1,704,090)

Net realized and unrealized loss
     of investments                     (260,410)             (1,403,358)                                     (1,663,768)

Net increase in net assets
     from operations                     214,272                  42,174                                         753,053

Average Assets                        18,397,200              33,960,400                                      52,357,600


        WRIGHT CURRENT INCOME FUND AND WRIGHT U.S. GOVERNMENT NEAR TERM FUND
                                    PRO FORMA
                       Statement of Changes in Net Assets
                               As of June 30, 2006
                                   (Unaudited)

                                                            Wright U.S.           Wright
                                                             Government          Current         Pro forma        Pro Forma
                                                         Near Term Fund      Income Fund       Adjustments         Combined
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

From Operations

     Net Investment Income                                    $474,682       $1,445,532                         $1,920,214
     Net realized gain (loss) on investments                  (183,536)         223,858                             40,322
     Change in unrealized appreciation (depreciation)
        on investments                                         (76,874)      (1,627,216)                        (1,704,090)

     Net increase (decrease) in net assets resulting
        from operations                                       $214,272          $42,174                           $256,446


Distributions to shareholders

     From net investment income                              ($556,710)     ($1,585,140)                       ($2,141,850)
     From net realized gain                                                    ($59,861)                          ($59,861)

     Total distributions                                     ($556,710)     ($1,645,001)                       ($2,201,711)

     Net increase (decrease) in net assets from
        fund share transactions                            ($4,368,590)     ($1,642,149)                       ($6,010,739)
     Net increase (decrease) in net assets                 ($4,711,028)     ($3,244,976)                       ($7,956,004)

NET ASSETS

     At beginning of period                                 18,567,077       35,584,516                         54,151,593
     At end of period                                      $15,440,844      $32,339,540                        $47,780,384

     UNDISTRIBUTED NET INVESTMENT INCOME
     INCLUDED IN NET ASSETS AT END OF PERIOD                  ($42,037)        ($29,778)                          ($71,815)

See Notes to Pro Forma Financial Statements


                      WRIGHT U.S. GOVERNMENT NEAR TERM FUND
                           WRIGHT CURRENT INCOME FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                             YEAR ENDED JUNE 30, 2006
                                   (Unaudited)

NOTE 1.    BASIS OF COMBINATION

         The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Wright U.S. Government Near Term Fund and Wright Current Income Fund, individually referred to as the "Fund" or collectively as the "Funds", for the year ended June 30, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at June 30, 2006, December 31, 2005 and June 30, 2005.

         The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.

         The Pro Forma Financial Statements give effect to the proposed exchange of assets of Wright U.S. Government Near Term Fund for shares of Wright Current Income Fund. Under generally accepted accounting principles, Wright Current Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

         The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee and waiver arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

         For the year ended June 30, 2006, Wright U.S. Government Near Term Fund and Wright Current Income Fund paid investment advisory fees computed at the annual rate of 0.45% as a percentage of average daily net assets.

         All costs with respect to the exchange will be borne by Wright Investors' Service, Inc. or its affiliates.


NOTE 2.  SHARES OF BENEFICIAL INTEREST

         The Pro Forma Standard Shares net asset value per share assumes the issuance of 1,657,929 Shares of Wright Current Income Fund in exchange for 1,590,714 Shares of Wright U.S. Government Near Term Fund which would have been issued at June 30, 2006 in connection with the proposed reorganization.

NOTE 3.  PRO FORMA ADJUSTMENTS

         (a) Adjustment to reflect the elimination of the $25,000 fee charged by Investors Bank and Trust company, the custodian,for fund accounting and NAV calculation of the Wright U. S. Government Near Term Fund. The fee for fund accounting and NAV calculation for the Wright Current Income Fund remains as do other custodian fees appropriate to the combined portfolio.

         (b) Citigroup Financial Services ("CFS") serves as transfer and dividend disbursing agent for the Fund. The fee paid to CFS is based on the number of funds and accounts per fund. The adjustment is due to the combining of two portfolios into one.

         (c) Adjustment to reflect the estimated auditing fee and tax preparation fee reduction due to the combining of two portfolios into one.

         (d) Adjustment to reflect the estimated reduction in Fund registration costs due to the combining of two portfolios into one.

         (e) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

         (f) The expense ratio before additional deduction described below for the combined fund will be 1.25% which is below the pre reorganization 1.63% for the Wright U.S.Government Near Term Fund and 1.31%for the Wright Current Income Fund.

         (g) Wright Investors' Service, Inc. the Fund's investment adviser (the "Adviser") has contracted to reimburse the fund for any expenses that would cause the fund to exceed an expense ratio of 0.95% after reduction of the custodian fee and waivers or reductions of advisory fees or distribution expenses. This is an annual agreement that expires on April 30, 2007 but which may be annually renewed by the Advisor at the same or a different rate. Adjustment reflects the amount that the is expected to reimburse the fund based on combined average daily net assets of both funds.

         (h) Wright Investors' Service, Inc. the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.45% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee waiver being brought in line based on combined average daily net assets of both funds.

         (i) Wright Investors' Service Distributors, Inc., ("WISD") the Fund's principal underwriter receives for its services an annual distribution fee equal to 0.25% of the Funds' average daily net assets. WISD may voluntarily choose to waive a portion of its fee. WISD can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the distribution fee waiver being brought in line based on combined average daily net assets of both funds.

                                     PART C

                                OTHER INFORMATION

                         THE WRIGHT MANAGED INCOME TRUST

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of The Wright Managed Income Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-81915 and 811-03668) as filed with the Securities and Exchange Commission on April 27, 2006 (Accession No. 0000715165-06-000014), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a) Amended and Restated Declaration of Trust dated April 28, 1997 filed as Exhibit (1) to Post-Effective Amendment No.22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(1)(b) Amended Establishment and Designation of Series dated December 16, 2004 filed as Exhibit (a)(5) to Post-Effective Amendment No. 31 to the Registration on Form N-1A and incorporated herein by reference.

(1)(c) Amended Establishment and Designation of Series dated June 12, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A filed April 29, 2004 and incorporated herein by reference.

1(d) Amended Establishment and Designation of Series dated May 19, 2004 filed as Exhibit (a)(4) to Post-Effective Amendment No. 34 to the Registration on Form N-1A on February 25, 2005 and incorporated herein by reference.

1(e) Amended Establishment and Designation of Series dated December 16, 2004 filed as Exhibit (a)(5) to Post-Effective Amendment No. 34 to the Registration on Form N-1A on February 25, 2005 and incorporated herein by reference.

(2) Amended and Restated By-Laws dated March 18, 1997 filed as Exhibit (2) to Post-Effective Amendment No.22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization filed herewith as Exhibit A to the Prospectus included as Part A of this Registration Statement.

(5)      Reference is made to Exhibits (1) and (2) hereof.

(6)(a) Investment Advisory Contract dated September 23, 1998 with Wright Investors' Service, Inc., on behalf of Wright U.S. Treasury Money Market Fund, filed as Exhibit(d)(1) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed February 24, 1999 and incorporated herein by reference.

(6)(b) Investment Advisory Contract dated September 1, 2000 with Wright Investors' Service, Inc., on behalf of: Wright U.S.Treasury Fund, Wright U.S. Government Near Term Fund, Wright Total Return Bond Fund and Wright Current Income Fund, filed as Exhibit(d)(2) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed February 28, 2001 and incorporated herein by reference.

(7) Distribution Contract with MFBT Corporation dated December 19, 1984 filed as Exhibit (6) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed February 29, 1996 and incorporated herein by reference.

(8)      Not applicable.

(9) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (8)(a) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed February 29, 1996 and incorporated herein by reference.

(9)(b) Amendment dated September 20, 1995 to Master Custodian Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed February 29, 1996 and incorporated herein by reference.

(9)(c) Amendment dated September 24, 1997 to Master Custodian Agreement filed as Exhibit (g)(3) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed February 24, 1999 and incorporated herein by reference.

(9)(d) Extension Agreement dated January 9, 2001 to the Custodian Agreement with Investors Bank & Trust Company dated December 19, 990 filed as Exhibit (g)(4) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed February 28, 2001 and incorporated herein by reference.

(9)(e) Amendment Agreement dated June 16, 2003 to the Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(5) to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A filed April 29, 2004 and incorporated herein by reference.

(10)(a) Rule 18f-3 Plan dated May 1, 1997 for Standard and Institutional Shares filed as Exhibit (18) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(10)(b) Standard Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated May 1, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(11)     Form of Opinion of Counsel (legality of securities being registered)
dated        , filed herewith as Exhibit (11).

(12) Form of opinion as to tax matters and consent, filed herewith as Exhibit (12).

(13)(a) Transfer Agency and Services Agreement dated June 14, 2002 between the Registrant and Forum Shareholder Services, LLC, filed as Exhibit (h)(1) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed April 29, 2002 and incorporated herein by reference.

(13)(b) Service Plan dated May 1, 1997 filed as Exhibit (9)(c) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 29, 1997 and incorporated herein by reference.

(13)(c) Amended and Restated Administration Agreement with Eaton Vance Management dated February 1, 1998 filed as Exhibit (5)(b)(1) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed April 29, 1998 and incorporated herein by reference.

(13)(d) Amendment dated June 6, 2000 to Amended and Restated Administration Agreement with Eaton Vance Management dated February 1, 1998 filed as Exhibit
(d)(4) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on February 28, 2001 and incorporated herein by reference.

(13)(e) Amendment dated December 20, 2002 to Amended and Restated Administration Agreement with Eaton Vance Management dated February 1, 1998, filed as Exhibit
(d)(5) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A on April 28, 2003 and incorporated herein by reference.

(13)(f) Expense Limitation Agreement dated October 6,2006, between Wright Investors' Service, Inc. and The Wright Managed Income Trust filed herewith as
Exhibit 13(f).

 (14) Consent of Independent Registered Public Accounting Firm filed herewith as Exhibit (14).

(15)     Not applicable

(16)    Power of Attorney dated October 6, 2006, filed herewith as Exhibit (16).

(17)(a) Code of Ethics of Wright Investors' Service Distributors, Inc. filed as Exhibit (p)(2) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

    (b) Wright Investors' Service, Inc. Code of Ethics and Policy Statement on Insider trading filed as Exhibit (p)(1) to Post-Effective Amendment No. 34 on April 29, 2005 and incorporated herein by reference.

    (c) Code of Ethics of The Wright Managed Income Trust and The Wright Managed Equity Trust filed as Exhibit (p)(2) to Post-Effective Amendment No.34 on April 29, 2005 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC after the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Milford and the State of Connecticut, on the 13th day of October, 2006.

                                              The Wright Managed Income Trust

                                              By: /s/ Peter M. Donovan
                                              ---------------------
                                              Peter M. Donovan
                                              President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                                 Date

/s/ Peter M Donovan                         President, Principal Executive Officer           October 13, 2006
-------------------                         and Trustee
Peter M. Donovan

Barbara E. Campbell *                       Treasurer, Principal Financial
-------------------                         and Accounting Officer
Barbara E. Campbell

James J. Clarke *
---------------
James J. Clarke                             Trustee

Dorcas R. Hardy *
---------------
Dorcas R. Hardy                             Trustee

A. M. Moody III *
---------------
A. M. Moody III                             Trustee

Richard E. Taber *
----------------
Richard E. Taber                            Trustee

*  By /s/ Peter M. Donovan                                                                         October 13, 2006
   -----------------------
Peter M. Donovan, Attorney-in-Fact

                                  Exhibit Index

The following exhibits are filed as part of this Registration Statement:

Exhibit No.         Description

(11)        Form of Opinion of Counsel (legality of securities being registered)

(12)        Form of Opinion as to Tax Matters and Consent

(13) (f)    Expense Limitation Agreement

(14)        Consent of Independent Registered Public Accounting Firm

(16)        Power of Attorney